As filed with the Securities and Exchange Commission on May 11, 2018
File Nos. 333-22075 and 811-8061

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 69	☒
(Check appropriate box or boxes.)

Diamond Hill Funds
(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 226-5595
Gary R. Young, Diamond Hill Funds
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Name and Address of Agent for Service)

With copy to:
Michael V. Wible, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 67 to the Registration Statement of Diamond Hill Funds is being filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 66 to the Registration Statement for the updates made to the Diamond Hill Global Fund.

	Class A	Class C	Class I	Class Y

Diamond Hill Small Cap Fund	DHSCX	DHSMX	DHSIX	DHSYX

Diamond Hill Small-Mid Cap Fund	DHMAX	DHMCX	DHMIX	DHMYX

Diamond Hill Mid Cap Fund	DHPAX	N/A	DHPIX	DHPYX

Diamond Hill Large Cap Fund	DHLAX	DHLCX	DHLRX	DHLYX

Diamond Hill All Cap Select Fund	DHTAX	DHTCX	DHLTX	DHTYX

Diamond Hill Long-Short Fund	DIAMX	DHFCX	DHLSX	DIAYX

Diamond Hill Research Opportunities Fund	DHROX	DROCX	DROIX	DROYX

Diamond Hill Financial Long-Short Fund	BANCX	BSGCX	DHFSX	N/A

Diamond Hill Global Fund	DHGBX	N/A	DHGIX	DHGYX

Diamond Hill Short Duration Total Return Fund	DHEAX	N/A	DHEIX	DHEYX

Diamond Hill Core Bond Fund	DHRAX	N/A	DHRIX	DHRYX

Diamond Hill Corporate Credit Fund	DSIAX	DSICX	DHSTX	DSIYX

Diamond Hill High Yield Fund	DHHAX	N/A	DHHIX	DHHYX

As with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

For more information, see back cover.

Class	A	C	I	Y
Ticker	DHSCX	DHSMX	DHSIX	DHSYX
Investment Objective
The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses[1]	0.21%	0.21%	0.17%	0.05%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.28%	2.03%	0.99%	0.87%
Fee waivers[2]	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total annual fund operating expenses after fee waivers	1.27%	2.02%	0.98%	0.86%
1 Other expenses have been restated to reflect current expenses.
2 The Fund may invest in another Diamond Hill Fund. The Fund's adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$623	$883	$1,162	$1,957
Class C	Sold	305	634	1,088	2,348
	Held	205	634	1,088	2,348
Class I	Sold or Held	100	312	542	1,201
Class Y	Sold or Held	88	274	477	1,061

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Small cap companies are defined as companies with market capitalizations at the time of purchase below $3 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $20 million and $13 billion as of January 31, 2018. The size of the companies included in the Russell 2000 Index will change with market conditions.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 1

Diamond Hill Small Cap Fund Summary	As of February 28, 2018

The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Small Cap Company Risk  Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	2Q ‘09, +21.67%
Worst Quarter:	4Q ‘08, -22.03%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	4/29/05	10.95%	12.48%	8.45%
After Taxes on Distributions		9.21	11.29	7.69
After Taxes on Distributions and Sale of Fund Shares		7.59	9.85	6.82
Class A Before Taxes	12/29/00	5.09	11.03	7.57
Class C Before Taxes	2/20/01	8.80	11.33	7.32
Class Y Before Taxes	12/30/11	11.06	12.62	8.38
Russell 2000 Index		14.65	14.12	8.71
Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

2 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund Summary	As of February 28, 2018

Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Thomas Schindler
Portfolio Manager
since 12/2000
Christopher Welch
Assistant Portfolio Manager
since 4/2007
Aaron Monroe
Assistant Portfolio Manager
since 2/2017
Buying and Selling Fund Shares
The fund is closed to most new investors. Refer to “How to Purchase Shares — Important Information About the Small Cap Fund” for more information about the circumstances under which the fund will remain open to additional investments.
Minimum Initial Investment
Class A, C and I:  $5,000
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Small Cap Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 3

Class	A	C	I	Y
Ticker	DHMAX	DHMCX	DHMIX	DHMYX
Investment Objective
The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses[1]	0.21%	0.21%	0.17%	0.05%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.23%	1.98%	0.94%	0.82%
Fee waivers[2]	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total annual fund operating expenses after fee waivers	1.22%	1.97%	0.93%	0.81%
1 Other expenses have been restated to reflect current expenses.
2 The Fund may invest in another Diamond Hill Fund. The Fund's adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$618	$868	$1,137	$1,903
Class C	Sold	300	618	1,062	2,296
	Held	200	618	1,062	2,296
Class I	Sold or Held	95	296	515	1,143
Class Y	Sold or Held	83	259	450	1,002

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The capitalization range of the Russell 2500 Index is between $20 million and $19.9 billion as of January 31, 2018. The size of the companies included in the Russell 2500 Index will change with market conditions.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and

4 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund Summary	As of February 28, 2018

a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating; or, if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	2Q ‘09, +30.36%
Worst Quarter:	4Q ‘08, -23.98%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	12/30/05	8.63%	14.61%	10.43%
After Taxes on Distributions		7.74	13.76	9.87
After Taxes on Distributions and Sale of Fund Shares		5.57	11.61	8.53
Class A Before Taxes	12/30/05	2.95	13.14	9.53
Class C Before Taxes	12/30/05	6.49	13.45	9.28
Class Y Before Taxes	12/30/11	8.77	14.78	10.36
Russell 2500 Index		16.81	14.33	9.22
Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 5

Diamond Hill Small-Mid Cap Fund Summary	As of February 28, 2018

capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Christopher Welch
Portfolio Manager
since 12/2005
Thomas Schindler
Assistant Portfolio Manager
since 4/2007
Jeannette Hubbard
Assistant Portfolio Manager
since 2/2014
Buying and Selling Fund Shares
The fund is closed to most new investors. Refer to “How to Purchase Shares — Important Information About the Small Mid-Cap Fund” for more information about the circumstances under which the fund will remain open to additional investments.
Minimum Initial Investment
Class A, C and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Small-Mid Cap Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

6 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Class	A	I	Y
Ticker	DHPAX	DHPIX	DHPYX
Investment Objective
The investment objective of the Diamond Hill Mid Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees	0.60%	0.60%	0.60%
Distribution (12b-1) fees	0.25%	None	None
Other expenses[1]	0.21%	0.17%	0.05%
Acquired fund fees and expenses	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.08%	0.79%	0.67%
Fee waivers[2]	(0.01)%	(0.01)%	(0.01)%
Total annual fund operating expenses after fee waivers	1.07%	0.78%	0.66%
1 Other expenses have been restated to reflect current expenses.
2 The Fund may invest in another Diamond Hill Fund. The Fund's adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$604	$823	$1,061	$1,740
Class I	80	249	433	966
Class Y	67	211	368	822

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with medium market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Mid cap companies are defined as companies with market capitalizations at the time of purchase between $1.5 billion and $20 billion or in the range of those market capitalizations of companies included in the Russell Midcap Index at the time of purchase. T he capitalization range of the Russell Midcap Index is between $914 million and $37.7 billion as of January 31, 2018. The size of the companies included in the Russell Midcap Index will change with market conditions.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 7

Diamond Hill Mid Cap Fund Summary	As of February 28, 2018

security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	4Q'16, +7.55%
Worst Quarter:	3Q'15, -5.44%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for each class of shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Since Inception
Class I Before Taxes	12/31/13	10.47%	9.24%
After Taxes on Distributions		10.00	8.98
After Taxes on Distributions and Sale of Fund Shares		6.28	7.22
Class A Before Taxes	12/31/13	4.65	7.53
Class Y Before Taxes	12/31/13	10.51	9.35
Russell Midcap Index		18.52	10.48
The Russell Midcap Index is a market-capitalization weighted index measuring performance of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index measures performance of the largest 1000 companies in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

8 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund Summary	As of February 28, 2018

Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Christopher Welch
Portfolio Manager
Since 12/2013
Christopher Bingaman
Assistant Portfolio Manager
since 12/2013
Jeannette Hubbard
Assistant Portfolio Manager
since 12/2013
Buying and Selling Fund Shares
Minimum Initial Investment
Class A and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Mid Cap Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 9

10 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund Summary	As of February 28, 2018

Class	A	C	I	Y
Ticker	DHLAX	DHLCX	DHLRX	DHLYX
Investment Objective
The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses[1]	0.21%	0.21%	0.17%	0.05%
Total annual fund operating expenses	0.96%	1.71%	0.67%	0.55%
1 Other expenses have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$593	$791	$1,004	$1,619
Class C	Sold	274	539	928	2,019
	Held	174	539	928	2,019
Class I	Sold or Held	68	214	373	835
Class Y	Sold or Held	56	176	307	689

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index at the time of purchase. The capitalization range of the Russell 1000 Index is between $914 million and $859.6 billion as of January 31, 2018. The size of the companies included in the Russell 1000 Index will change with market conditions.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 11

Diamond Hill Large Cap Fund Summary	As of February 28, 2018

environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	2Q ‘09, +17.95%
Worst Quarter:	4Q ‘08, -21.48%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	1/31/05	20.30%	15.64%	8.54%
After Taxes on Distributions		18.97	14.27	7.77
After Taxes on Distributions and Sale of Fund Shares		12.57	12.40	6.84
Class A Before Taxes	6/29/01	13.97	14.15	7.65
Class C Before Taxes	9/25/01	18.04	14.47	7.39
Class Y Before Taxes	12/30/11	20.42	15.79	8.47
Russell 1000 Index		21.69	15.71	8.59
Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The Russell 1000 Index is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

12 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund Summary	As of February 28, 2018

Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Charles Bath
Portfolio Manager
since 10/2002
Austin Hawley
Portfolio Manager
since 2/2015
Christopher Welch
Assistant Portfolio Manager
since 7/2009
Buying and Selling Fund Shares
Minimum Initial Investment
Class A, C, and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Large Cap Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 13

Class	A	C	I	Y
Ticker	DHTAX	DHTCX	DHLTX	DHTYX
Investment Objective
The investment objective of the Diamond Hill All Cap Select Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses[1]	0.21%	0.21%	0.17%	0.05%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.17%	1.92%	0.88%	0.76%
Fee waivers[2]	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total annual fund operating expenses after fee waivers	1.16%	1.91%	0.87%	0.75%
1 Other expenses have been restated to reflect current expenses.
2 The Fund may invest in another Diamond Hill Fund. The Fund's adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$612	$850	$1,106	$1,839
Class C	Sold	294	600	1,032	2,233
	Held	194	600	1,032	2,233
Class I	Sold or Held	89	278	482	1,073
Class Y	Sold or Held	77	240	417	930

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 14

Diamond Hill All Cap Select Fund Summary	As of February 28, 2018

security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	2Q ‘09, +20.03%
Worst Quarter:	4Q ‘08, -20.99%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	12/30/05	20.33%	16.00%	8.61%
After Taxes on Distributions		20.31	14.13	7.57
After Taxes on Distributions and Sale of Fund Shares		11.53	12.31	6.71
Class A Before Taxes	12/30/05	13.95	14.51	7.74
Class C Before Taxes	12/30/05	18.07	14.83	7.48
Class Y Before Taxes	12/30/11	20.45	16.15	8.55
Russell 3000 Index		21.13	15.58	8.60
Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 15

Diamond Hill All Cap Select Fund Summary	As of February 28, 2018

Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Austin Hawley
Portfolio Manager
since 1/2013
Richard Snowdon
Portfolio Manager
since 1/2013
Buying and Selling Fund Shares
Minimum Initial Investment
Class A, C, and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill All Cap Select Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

16 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Class	A	C	I	Y
Ticker	DIAMX	DHFCX	DHLSX	DIAYX
Investment Objective
The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees[1]	0.21%	0.21%	0.17%	0.05%
Dividend expenses and fees on short sales	0.57%	0.57%	0.57%	0.57%
Total other expenses	0.78%	0.78%	0.74%	0.62%
Acquired fund fees and expenses	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.96%	2.71%	1.67%	1.55%
Fee waivers[2]	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total annual fund operating expenses after fee waivers	1.95%	2.70%	1.66%	1.54%
1 Administration fees have been restated to reflect current expenses.
2 The Fund may invest in another Diamond Hill Fund. The Fund's adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$688	$1,082	$1,500	$2,661
Class C	Sold	373	838	1,430	3,032
	Held	273	838	1,430	3,032
Class I	Sold or Held	169	523	902	1,965
Class Y	Sold or Held	157	486	839	1,834

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not

17 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund Summary	As of February 28, 2018

constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.
Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale); or, if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk   Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	2Q ‘09, +13.05%
Worst Quarter:	4Q ‘08, -15.49%

18 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund Summary	As of February 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	1/31/05	5.99%	8.89%	4.55%
After Taxes on Distributions		5.46	8.57	4.35
After Taxes on Distributions and Sale of Fund Shares		3.82	7.01	3.61
Class A Before Taxes	6/30/00	0.37	7.47	3.70
Class C Before Taxes	2/13/01	3.83	7.77	3.45
Class Y Before Taxes	12/30/11	6.07	9.02	4.49
Russell 1000 Index		21.69	15.71	8.59
60% Russell 1000 Index/40% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index		12.92	9.39	5.52
Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The Fund’s primary benchmark, the Russell 1000, is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the largest 1,000 U.S. companies, based on total market capitalization basis.
The Fund’s secondary benchmark, the 60% Russell 1000 Index/40% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 60% weighting of the Russell 1000 index as described above, and a 40% weighting of the ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Christopher Bingaman
Portfolio Manager
since 4/2007
R.H. (Ric) Dillon
Portfolio Manager
since 6/2000
Jason Downey
Portfolio Manager
since 02/2017
Charles Bath
Assistant Portfolio Manager
since 10/2002
Buying and Selling Fund Shares
The fund is closed to most new investors. Refer to “How to Purchase Shares — Important Information About the Long-Short Fund” for more information about the circumstances under which the fund will remain open to additional investments.
Minimum Initial Investment
Class A, C, and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Long-Short Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595
Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 19

Class	A	C	I	Y
Ticker	DHROX	DROCX	DROIX	DROYX
Investment Objective
The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees[1]	0.21%	0.21%	0.17%	0.05%
Dividend expenses and fees on short sales	0.39%	0.39%	0.39%	0.39%
Total other expenses	0.60%	0.60%	0.56%	0.44%
Total annual fund operating expenses	1.80%	2.55%	1.51%	1.39%
1 Administration fees have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$674	$1,038	$1,426	$2,510
Class C	Sold	358	793	1,355	2,885
	Held	258	793	1,355	2,885
Class I	Sold or Held	154	477	824	1,802
Class Y	Sold or Held	142	440	761	1,669

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. The fund may also invest up to 40% of its net assets in foreign equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks.
The fund is managed by a team of research analysts of the Adviser, each of whom is a co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the “Sleeve”). Each co-manager is directly responsible for selecting securities and determining security weights within their respective Sleeve.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in

20 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund Summary	As of February 28, 2018

the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 70% of the value of the fund’s net assets.
Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale); or, if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Foreign and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted, based on their value on December 30, 2011, into assets of the fund prior to commencement of operations of the fund. The performance of

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 21

Diamond Hill Research Opportunities Fund Summary	As of February 28, 2018

the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership, and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	1Q'12, +13.37%
Worst Quarter:	3Q'11, -10.91%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. The one year and five year after-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes. After-tax returns are not provided prior to five years because the Research Partnership’s tax treatment was different than that of a registered investment company.

	Inception Date of Class	One Year	Five Year	Since Inception 3/31/09
Class I Before Taxes	12/30/11	13.34%	10.99%	13.49%
After Taxes on Distributions		12.61	9.55	N/A
After Taxes on Distributions and Sale of Fund Shares		8.14	8.45	N/A
Class A Before Taxes	12/30/11	7.33	9.56	12.52
Class C Before Taxes	12/30/11	11.12	9.87	12.34
Class Y Before Taxes	12/30/11	13.47	11.14	13.64
Russell 3000 Index		21.13	15.58	17.44
75% Russell 3000 Index/25% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index		15.74	11.65	13.05
The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.
The Fund’s secondary benchmark, the 75% Russell 3000 Index/25% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 75% weighting of the Russell 3000 index as described above, and a 25% weighting of the ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
The fund is co-managed by a team of research analysts. The individuals with the most significant responsibility for the day-to-day management of the fund's portfolio are listed below.

Portfolio Manager	Title	Managed Fund Since
Jason Downey, CFA	Research Analyst	03/2009
Igor Golalic, CFA	Research Analyst	03/2009
John Loesch, CFA	Research Analyst	03/2009
Aaron Monroe, CFA	Research Analyst	12/2009
Nathan Palmer, CFA, CPA	Research Analyst	09/2011
Suken Patel, CFA	Research Analyst	03/2009

22 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund Summary	As of February 28, 2018

Buying and Selling Fund Shares
Minimum Initial Investment
Class A, C, and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Research Opportunities Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595
Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 23

Class	A	C	I
Ticker	BANCX	BSGCX	DHFSX
Investment Objective
The investment objective of the Diamond Hill Financial Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (load) imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration fees[1]	0.21%	0.21%	0.17%
Dividend expenses and fees on short sales	0.45%	0.45%	0.45%
Total other expenses	0.66%	0.66%	0.62%
Total annual fund operating expenses	1.86%	2.61%	1.57%
1 Administration fees have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$679	$1,056	$1,456	$2,571
Class C	Sold	364	811	1,385	2,944
	Held	264	811	1,385	2,944
Class I	Sold or Held	160	496	855	1,867

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Effective May 1, 2018, the fund, under normal market conditions, will invest at least 80% of its net assets in equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. The fund may also invest up to 20% of its net assets in foreign equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

24 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Financial Long-Short Fund Summary	As of February 28, 2018

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.
Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Financial Sector Risk  Because the fund’s portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Foreign and Emerging Markets Risk    The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.
Management Risk   The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments. In addition, some of the fund’s Portfolio Managers have no experience managing a mutual fund.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 25

Diamond Hill Financial Long-Short Fund Summary	As of February 28, 2018

Best Quarter:	2Q'09, +41.97%
Worst Quarter:	1Q'09, -29.06%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class A shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	12/31/06	11.90%	13.66%	5.42%
After Taxes on Distributions		11.86	13.60	5.24
After Taxes on Distributions and Sale of Fund Shares		6.77	10.97	4.28
Class A Before Taxes	8/1/97	6.02	12.18	4.56
Class C Before Taxes	6/3/99	9.76	12.50	4.29
Russell 3000 Financials Index		19.95	16.92	5.12
80% Russell 3000 Financials Index/20% ICE BofA Merrill Lynch US T-Bill 0-3 Month Index		15.92	13.51	4.57
The Russell 3000 Financials Index is a subset of the Russell 3000 Index that measures the performance of the securities classified in the financial services sector of the U.S. equity market. The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.
The Fund’s secondary benchmark, the 80% Russell 3000 Financials Index/20% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 80% weighting of the Russell 3000 Financials Index as described above, and a 20% weighting of the ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index

tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers

John Loesch
Portfolio Manager
since 12/2009
Josh Barber
Portfolio Manager
since 02/2018
Krishna Mohanraj
Portfolio Manager
since 02/2017
Tyler Ventura
Portfolio Manager
since 02/2018
Buying and Selling Fund Shares
Minimum Initial Investment  $2,500

To Place Orders	Mail: Diamond Hill Financial Long-Short Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595
Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

26 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Class	A	I	Y
Ticker	DHGBX	DHGIX	DHGYX
Investment Objective
The investment objective of the Diamond Hill Global Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees	0.70%	0.70%	0.70%
Distribution (12b-1) fees	0.25%	None	None
Administration fees	0.21%	0.17%	0.05%
Other expenses[1]	0.05%	0.05%	0.05%
Total other expenses[1]	0.26%	0.22%	0.10%
Total annual fund operating expenses	1.21%	0.92%	0.80%
1 Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$617	$865
Class I	94	293
Class Y	82	255

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. Because the fund had not commenced operations as of the prior fiscal year end period, no portfolio turnover rate has been provided.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets primarily in U.S. and foreign equity securities of any size, or from any country, including emerging market countries, that Diamond Hill Capital Management, Inc. (the “Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Under normal market conditions, the fund will invest between 40% and 70% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., (ii) whose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in countries outside the U.S. However, if market conditions are not deemed favorable by the Adviser, the fund may limit its investments outside the U.S. to 30% of its net assets. Emerging market countries include those generally recognized to be an emerging market country by the international financial community, including the World Bank; classified by the United Nations as a developing country; or classified as an emerging market country by Morningstar, Inc.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 As Amended May 11, 2018 | DIAMOND-HILL.COM 28

Diamond Hill Global Fund Summary	As of February 28, 2018 As Amended May 11, 2018

The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Foreign and Emerging Markets Risk  The fund may invest in securities listed on a foreign market and U.S. exchange listed securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility - or variability - of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The bar chart and table reflect the past performance of the Global Partnership, a private fund managed with full investment authority by the Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Global Partnership were converted, based on their value on January 2, 2018, into assets of the fund . The performance of the Global Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Global Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Global Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Global Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	1Q '17, +8.73%
Worst Quarter:	3Q '15, -10.74%

30 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 As Amended May 11, 2018 | DIAMOND-HILL.COM

Diamond Hill Global Fund Summary	As of February 28, 2018 As Amended May 11, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for Class A shares. After-tax returns are not provided because the Global Partnership’s tax treatment was different than that of a registered investment company.

	Inception Date of Class	One Year	Since Inception 12/31/13
Class I Before Taxes	12/29/17	29.64%	8.57%
After Taxes on Distributions		N/A	N/A
After Taxes on Distributions and Sale of Fund Shares		N/A	N/A
Class A Before Taxes	12/29/17	22.79	8.24
Class Y Before Taxes	12/29/17	29.77	8.68
Morningstar Global Markets Index		23.87	8.10
The Morningstar Global Markets Index is an unmanaged, float market capitalization weighted index of more than 7,000 securities that is designed to cover 97% of the equity market capitalization of developed and emerging markets. The index (net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the fund may be lower.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Grady Burkett
Portfolio Manager
since 09/2016

Richard Snowdon
Portfolio Manager
since 07/2015
Buying and Selling Fund Shares
Minimum Initial Investment
Class A and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Global Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 As Amended May 11, 2018 | DIAMOND-HILL.COM 29

30 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund Summary	As of February 28, 2018

Class	A	I	Y
Ticker	DHEAX	DHEIX	DHEYX
Investment Objective
The investment objective of the Diamond Hill Short Duration Total Return Fund is to maximize total return consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	2.25%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees	0.35%	0.35%	0.35%
Distribution (12b-1) fees	0.25%	None	None
Other expenses[1]	0.21%	0.17%	0.05%
Total annual fund operating expenses	0.81%	0.52%	0.40%
1 Other expenses have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$306	$478	$665	$1,204
Class I	53	167	291	653
Class Y	41	128	224	505

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in asset-backed, mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”).
Under normal circumstances, the fund will maintain an average portfolio duration of less than three, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the fund’s average duration may be longer than three. Duration is an approximate measure of a bond's price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The fund may invest in individual fixed income securities with effective durations in excess of three, provided, however, such investments are made within the constraints above.
The fund may invest up to 20% of its assets in below investment grade securities, including those referred to as “junk bonds” (or the unrated equivalent) at the time of purchase.
In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 31

Diamond Hill Short Duration Total Return Fund Summary	As of February 28, 2018

investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.
Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.
Government Securities Risk The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.
Prepayment and Call Risk The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.
Foreign and Emerging Markets Risk The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are

32 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund Summary	As of February 28, 2018

magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
High Yield Securities Risk  The fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	2Q'17, +1.24%
Worst Quarter:	4Q'17, +0.81%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for each class of shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Since Inception
Class I Before Taxes	07/05/16	4.33%	3.76%
After Taxes on Distributions		2.79	2.43
After Taxes on Distributions and Sale of Fund Shares		2.44	2.26
Class A Before Taxes	07/05/16	1.64	1.90
Class Y Before Taxes	07/05/16	4.43	3.84
Bloomberg Barclays U.S. 1-3 Year Government/Credit Index		0.84	0.26
The Bloomberg Barclays U.S. 1-3 Year Government/Credit Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Henry Song
Portfolio Manager
since 7/2016
Mark Jackson
Portfolio Manager
since 7/2016
Buying and Selling Fund Shares
Minimum Initial Investment
Class A and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Short Duration Total Return Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595
Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 33

Diamond Hill Short Duration Total Return Fund Summary	As of February 28, 2018

subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

34 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Class	A	I	Y
Ticker	DHRAX	DHRIX	DHRYX
Investment Objective
The investment objective of the Diamond Hill Core Bond Fund is to maximize total return consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees	0.30%	0.30%	0.30%
Distribution (12b-1) fees	0.25%	None	None
Other expenses[1]	0.21%	0.17%	0.05%
Total annual fund operating expenses	0.76%	0.47%	0.35%
1 Other expenses have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$425	$584	$758	$1,259
Class I	48	151	263	591
Class Y	36	113	197	443

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”).
Under normal circumstances, the fund will maintain an average portfolio duration of plus or minus 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays US Aggregate Bond Index is a broad-based index that represents the investment grade, US dollar-denominated fixed-rate taxable bond market. Duration of the Bloomberg Barclays US Aggregate Bond Index was 6.01 as of its last reconstitution date of January 31, 2018. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 35

Diamond Hill Core Bond Fund Summary	As of February 28, 2018

government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.
Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.
Government Securities Risk The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.
Prepayment and Call Risk The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.
Foreign and Emerging Markets Risk The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that

36 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund Summary	As of February 28, 2018

historically were perceived as comparatively stable becoming riskier and more volatile.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	2Q'17, +1.76%
Worst Quarter:	4Q'17, +0.47%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for each class of shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Since Inception
Class I Before Taxes	07/05/16	4.17%	1.29%
After Taxes on Distributions		3.02	0.29
After Taxes on Distributions and Sale of Fund Shares		2.35	0.53
Class A Before Taxes	07/05/16	0.24	(1.38)
Class Y Before Taxes	07/05/16	4.22	1.35
Bloomberg Barclays U.S. Aggregate Index		3.54	0.15
The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index representing the U.S. investment grade fixed rate bond market, with index components for government an corporate securities, mortgage pass-through, and asset-backed securities.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Henry Song
Portfolio Manager
since 7/2016
Mark Jackson
Portfolio Manager
since 7/2016
Buying and Selling Fund Shares
Minimum Initial Investment
Class A and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Core Bond Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595
Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 37

Diamond Hill Core Bond Fund Summary	As of February 28, 2018

the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

38 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Class	A	C	I	Y
Ticker	DSIAX	DSICX	DHSTX	DSIYX
Investment Objective
The investment objective of the Diamond Hill Corporate Credit Fund is high current income consistent with the preservation of capital over a five-year time horizon.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses[1]	0.21%	0.21%	0.17%	0.05%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	0.93%	1.68%	0.64%	0.52%
Fee waivers[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after fee waivers	0.92%	1.67%	0.63%	0.51%
1 Other expenses have been restated to reflect current expenses.
2 The Fund may invest in another Diamond Hill Fund. The Fund’s adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund’s Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$441	$633	$841	$1,442
Class C	Sold	270	526	907	1,976
	Held	170	526	907	1,976
Class I	Sold or Held	64	202	351	786
Class Y	Sold or Held	52	164	285	640

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the fund intends to provide exposure to corporate debt securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities including those rated investment grade, below investment grade, or are unrated. Below investment grade securities are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which Diamond Hill Capital Management, Inc. (the “Adviser”) believes represent an attractive investment opportunity. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five, although it may invest in individual fixed income securities with effective durations in excess of five.
In addition to corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The fund will not typically invest more than 10% of its assets in

39 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund Summary	As of February 28, 2018

securities rated at or below Caa1 by Moody’s, CCC+ by Standard & Poor’s and CCC+ by Fitch at time of purchase.
In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and capital appreciation in relation to the risk borne.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
High Yield Securities Risk  The fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.
Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.
Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.
Prepayment and Call Risk The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Foreign and Emerging Markets Risk   The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	2Q'09, +16.63%
Worst Quarter:	3Q'08, -12.21%

40 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund Summary	As of February 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	01/31/05	7.87%	5.78%	7.07%
After Taxes on Distributions		5.16	3.33	4.66
After Taxes on Distributions and Sale of Fund Shares		4.41	3.27	4.48
Class A Before Taxes	9/30/02	3.82	4.75	6.38
Class C Before Taxes	9/30/02	5.77	4.71	5.96
Class Y Before Taxes	12/30/11	7.89	5.91	7.00
ICE BofA Merrill Lynch U.S. Corporate and High Yield Index		6.66	3.94	6.02
Consumer Price Index — All Urban Consumers from the Bureau of Labor Statistics plus 3%		5.11	4.43	4.61
Historical performance for Class Y shares prior to its inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The fund’s primary benchmark, the ICE BofA Merrill Lynch U.S. Corporate and High Yield Index, tracks the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must be rated by either Moody’s, S&P or Fitch and must have an investment grade rated country of risk, at least one year remaining term to final maturity, a fixed coupon schedule and a minimum outstanding of $250 million for investment grade securities and $100 million for below investment grade securities. Index constituents are capitalization weighted by outstanding issue.
The Fund’s secondary benchmark is the Consumer Price Index — All Urban Consumers from the Bureau of Labor Statistics (CPI) plus a 3 percent risk premium to correspond with the Fund’s long-term goals of achieving returns above the rate of inflation. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The index is considered a more accurate record of prices due to higher population density within the sales area.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
William Zox
Portfolio Manager
since 4/2006
John McClain
Portfolio Manager
since 2/2015
Suken Patel
Assistant Portfolio Manager
since 2/2013
Buying and Selling Fund Shares
Minimum Initial Investment
Class A, C, and I:   $2,500
Class Y:   $500,000

To Place Orders	Mail: Diamond Hill Corporate Credit Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595
Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 41

Class	A	I	Y
Ticker	DHHAX	DHHIX	DHHYX
Investment Objective
The investment objective of the Diamond Hill High Yield Fund is high current income with the opportunity for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	None	None
Other expenses[1]	0.21%	0.17%	0.05%
Total annual fund operating expenses	0.96%	0.67%	0.55%
1 Other expenses have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$445	$645	$862	$1,487
Class I	68	214	373	835
Class Y	56	176	307	689

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 137% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the fund intends to provide exposure to high yield securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities that are rated at the time of purchase below investment grade or are unrated. These investments are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds,” and may include so called “distressed debt.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which Diamond Hill Capital Management, Inc. (the “Adviser”) believes represent an attractive investment opportunity. The fund also may invest in other securities including investment grade securities.
While not a part of the fund’s principal investment strategy of investing in corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
High Yield Securities Risk  The fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and

42 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund Summary	As of February 28, 2018

interest payments than they do on issuers of higher grade securities.
Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.
Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.
Prepayment and Call Risk The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.
Foreign and Emerging Markets Risk   The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2016, the bar chart and table reflect the past performance of Diamond Hill High Yield Fund, LP (the “High Yield Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the High Yield Partnership. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the High Yield Partnership, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the High Yield Partnership were converted, based on their value on December 31, 2015, into assets of the fund prior to commencement of operations of the fund. The performance of the High Yield Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The High Yield Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the High Yield Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2016, is measured from December 4, 2014, the inception of the High Yield Partnership, and is not the performance of the fund. The fund’s and the High Yield Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	3Q'16, +5.84%
Worst Quarter:	3Q'15, -2.93%

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 43

Diamond Hill High Yield Fund Summary	As of February 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges applicable to the class. After-tax returns are not provided prior to one year because the High Yield Partnership’s tax treatment was different than that of a registered investment company.

	Inception Date of Class	One Year	Since Inception 12/4/14
Class I Before Taxes	12/31/15	10.36%	8.17%
After Taxes on Distributions		6.31	N/A
After Taxes on Distributions and Sale of Fund Shares		5.80	N/A
Class A Before Taxes	12/31/15	6.07	6.59
Class Y Before Taxes	12/31/15	10.48	8.28
ICE BofA Merrill Lynch US High Yield Index		7.48	6.02
The ICE BofA Merrill Lynch US High Yield Index tracks the performance of the U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
William Zox
Portfolio Manager
since 12/2014
John McClain
Portfolio Manager
since 12/2014
Suken Patel
Assistant Portfolio Manager
since 12/2015
Buying and Selling Fund Shares
Minimum Initial Investment
Class A and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill High Yield Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

44 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Fund Details

Additional Information About Investment Strategies and Related Risks
Securities Lending
To generate additional income, each fund may lend its portfolio securities to financial institutions, meaning that a significant portion of the fund could be on loan at any given time. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the securities lending risk described in the Investment Risks section below. Any expenses associated with securities lending are not reflected in the fee table for the fund.
Investments in Other Diamond Hill Funds
Each fund may invest in shares of another investment company, including another Diamond Hill Fund. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the investment company risk described in the Investment Risks section below. To the extent a fund invests in an underlying Diamond Hill Fund, the Adviser has contractually agreed to permanently waive a portion of the fund’s management fee in the pro rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Funds’ Board of Trustees. “Acquired Fund Fees and Expenses” and the amount of the contractual waiver, as shown on the expense table in the Fund Summary for each fund, will vary with changes in the expenses of the underlying Diamond Hill Fund, as well as the allocation of the fund’s assets.
Except for the Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund, each fund will invest primarily in equity securities. Although not a principal strategy, a fund’s investment in equity securities may also include rights and warrants, S&P Depositary Receipts (“SPDRs”) and American Depositary Receipts (“ADRs”).

DIAMOND HILL SMALL CAP FUND
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL SMALL-MID CAP FUND
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL MID CAP FUND
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with medium market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL LARGE CAP FUND
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL ALL CAP SELECT FUND
The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL LONG-SHORT FUND
The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that the Adviser believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL RESEARCH OPPORTUNITIES FUND
The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes to be undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL FINANCIAL LONG-SHORT FUND
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. Effective May 1, 2018, the fund, under normal market conditions, will invest at least 80% of its net assets in equity securities of banks, thrifts, specialty lending institutions, insurance companies, real state investment trusts and other financial service companies that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

DIAMOND HILL GLOBAL FUND
The fund, under normal market conditions, invests its assets primarily in U.S. and foreign equity securities of any size, or from any country, including emerging market countries, that the Adviser believes to be undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of

45 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Fund Details

Trustees upon 60 days’ prior notice to shareholders. Equity securities consist of common and preferred stocks. Under normal market conditions, the Fund will invest between 40% and 70% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., (ii) whose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in countries outside the U.S. However, if market conditions are not deemed favorable by the Adviser, the fund may limit its investments outside the U.S. to 30% of its net assets. Emerging market countries include those generally recognized to be an emerging market country by the international financial community, including the World Bank; classified by the United Nations as a developing country; or classified as an emerging market country by Morningstar, Inc.

DIAMOND HILL SHORT DURATION TOTAL RETURN FUND
Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The fund may invest a significant portion or all of its assets in asset-backed, mortgage-related and mortgage-backed securities at the Adviser’s discretion. Mortgage- backed securities include CMOs, IOs and POs. CMOs are a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment. Organized by maturity and level of risk, CMOs receive cash flows as borrowers repay the mortgages that act as collateral on these securities. CMOs distribute principal and interest payments to their investors based on predetermined rules and agreements. POs and IOs are mortgage-backed securities that receive only principal or interest payments, respectively, generated by the underlying collateral. Consequently, an investor in an IO is entitled to receive only regular cash flows that are derived from incoming interest payments received by the CMO, while the investor in a PO is entitled to receive only regular cash flows that are derived from incoming principal repayments on the loan pool underlying the CMO. The fund may invest up to 20% of its assets in below investment grade securities, otherwise referred to as “junk bonds” (or the unrated equivalent) at the time of purchase. Under normal circumstances, the fund will maintain an average portfolio duration of less than three years, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the fund’s average duration may be longer than three years. Duration is an approximate measure of a bond's price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The fund may invest in individual fixed income securities with effective durations in excess of three years, provided, however, such investments are made within the constraints above.

DIAMOND HILL CORE BOND FUND
Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or a U.S. affiliates of foreign corporations, including those in emerging markets. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the Adviser’s discretion. Mortgage- backed securities include CMOs, IOs and POs. CMOs are a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment. Organized by maturity and level of risk, CMOs receive cash flows as borrowers repay the mortgages that act as collateral on these securities. CMOs distribute principal and interest payments to their investors based on predetermined rules and agreements. POs and IOs are mortgage-backed securities that receive only principal or interest payments, respectively, generated by the underlying collateral. Consequently, an investor in an IO is entitled to receive only regular cash flows that are derived from incoming interest payments received by the CMO, while the investor in a PO is entitled to receive only regular cash flows that are derived from incoming principal repayments on the loan pool underlying the CMO. Under normal circumstances, the fund will maintain an average portfolio duration plus or minus 20% of the duration of the Bloomberg Barclays US Aggregate Bond Index. The Bloomberg Barclays US Aggregate Bond Index is a broad-based index that represents the investment grade, US dollar-denominated fixed-rate taxable bond market. Duration is an approximate measure of a bond's price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

DIAMOND HILL CORPORATE CREDIT FUND

Under normal market conditions, the fund intends to provide exposure to corporate debt securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities including those rated investment grade, below investment grade, or are unrated. Below investment grade securities are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds.” Such securities may be

46 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Fund Details

public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which the Adviser believes represent an attractive investment opportunity. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five years, although it may invest in individual fixed income securities with effective durations in excess of five years. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.
While not a part of the fund’s principal investment strategy of investing in corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The Adviser actively manages the Diamond Hill Corporate Credit Fund’s portfolio, seeking to limit fluctuation in the fund’s share price due to changes in market interest rates, while selecting investments that should offer current income based upon the Adviser’s credit analysis. In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.
The fund invests primarily in income producing securities. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and debt securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk.

DIAMOND HILL HIGH YIELD FUND
Under normal market conditions, the fund intends to provide exposure to high yield securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities that are rated at the time of purchase below investment grade or are unrated. These investments are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds,” and may include so called “distressed debt.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which the Adviser believes represent an attractive investment opportunity. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders. The fund also may invest in other securities including investment grade securities.
While not a part of the fund’s principal investment strategy of investing in corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The Adviser actively manages the fund’s portfolio, seeking to limit fluctuation in the fund’s share price due to changes in market interest rates, while selecting investments that should offer current income based upon the Adviser’s credit analysis. In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.
The fund invests primarily in income producing securities. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and debt securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk.
Investment Risks
The main risks associated with investing in the funds are described below and in the Fund Summaries at the front of this prospectus.
Main Risks
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) This is a main risk for the Short Duration Total Return Fund and Core Bond Fund and an additional risk for the Corporate Credit Fund and High Yield Fund. The funds may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the funds may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the funds may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the funds may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
CMOs and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the funds invest may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only

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securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The funds will be exposed to additional risk to the extent that they uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the funds could lose all or substantially all of their investments in inverse IOs.
Credit Risk (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the funds. Such default could result in losses to the funds. In addition, the credit quality of securities held by the funds may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the funds. Lower credit quality also may affect liquidity and make it difficult for the funds to sell the security.
Equity Market Risk  (applicable to all funds except Short Duration Total Return, Core Bond, and High Yield) This is a main risk for all funds except the Short Duration Total Return Fund, Core Bond Fund, and High Yield Fund and an additional risk for the Corporate Credit Fund as it relates to a non-principal investment strategy. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the funds or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the funds invest) may decline over short or extended periods of time. When the value of a fund’s securities goes down, your investment in the fund decreases in value.
Financial Sector Risk  Because the Financial Long-Short Fund’s portfolio is concentrated in the financial services sector, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry. For example:

•
Extensive governmental regulation may limit both the amounts and types of loans and other financial commitments banks and other lending institutions can make, and the interest rates and fees they can charge.

•	Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.

•	Credit losses resulting from financial difficulties of borrowers can negatively affect the banking industry, while underwriting losses (including catastrophic losses) can adversely influence the insurance industry.
Fixed Income Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) The funds invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of a fund’s investments decreases. The funds may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
Foreign and Emerging Market Risk  (applicable to Research Opportunities Fund, Financial Long-Short, Global Fund, Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) Investing in foreign securities (including depositary receipts) involves special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater market volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets” compared to more mature markets. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. A fund’s investments in foreign and emerging market securities may also be subject to foreign

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withholding and/or other taxes, which would decrease the fund’s yield on those securities.
Government Securities Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) This is a main risk for the Short Duration Total Return Fund and Core Bond Fund and an additional risk for the Corporate Credit Fund and High Yield Fund. The funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.
High Yield Securities Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) This is a main risk for the Short Duration Total Return Fund, Corporate Credit Fund, and High Yield Fund, and an additional risk for the Core Bond Fund as it relates to a non-principal investment strategy. The funds invest in below investment grade bonds, also known as high yield securities or junk bonds. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly. Based on measures such as dealer inventories and average trade size, the high yield market has become less liquid at the same time as it has grown markedly and become more concentrated under the control of the largest investors. During future periods of market stress, liquidity conditions in the high yield market may be even worse than prior periods of market stress.
Inflation Risk (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the funds.
Prepayment and Call Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) The funds may invest in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, a fund may have to reinvest in securities with a lower yield. A fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”
Short Sale Risk  The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Corporate Credit Fund, and High Yield Fund may engage in short sales. This is a main risk for the Long-Short Fund, Research Opportunities Fund, and Financial Long-Short Fund, and an additional risk for the Corporate Credit Fund and the High Yield Fund as it relates to a non-principal investment strategy. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the funds may make a profit and, conversely, if the security increases in value, the funds will incur a loss because they will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the funds will be able to close out the short position at any particular time or at an acceptable price. Although a fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

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At any time that a fund has an open short sale position, the fund is required to segregate with its custodian (and to maintain such amount until the fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, a fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or custodian, the fund may not receive any payments (including interest) on the deposits made with the broker or custodian. These deposits do not have the effect of limiting the amount of money a fund may lose on a short sale — the fund’s possible losses may exceed the total amount of deposits. A fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 70% of the value of the Research Opportunities Fund’s net assets, 40% of the value of the Long Short Fund’s net assets, 40% of the value of the Financial Long-Short Fund’s net assets, 20% of the value of the Corporate Credit Fund’s net assets, or 20% of the value of the High Yield Fund’s net assets.
The amount of any gain will be decreased and the amount of any loss increased by any premium or interest a fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of a fund’s investment in the security. For example, if a fund purchases a $10 security, the most that can be lost is $10. However, if a fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.
As the Adviser adjusts the composition of the portfolio to deal with the risk discussed above, a fund may have a high portfolio turnover rate. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a fund’s performance. In addition, because of the asset segregation requirement, a fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of fund shares.
Small and Mid Cap Company Risk  (applicable to all funds except Large Cap) This is a main risk for all funds except the Large Cap Fund and an additional risk for the Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund to the extent those funds invest in bonds issued by small and mid-cap companies. Investments in smaller companies involve greater risks than investments in larger, more established companies. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less-than-certain growth prospects of small and medium capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, less frequent trading, with smaller volume than larger capitalization companies, may make it difficult for the funds to buy and sell shares of smaller companies. Also, the market price for smaller and medium capitalization companies tends to rise more in response to demand and fall more in response to selling pressure than is the case with larger capitalization companies. Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.
Additional Risks
General Risks  All mutual funds carry a certain amount of risk. You may lose money on your investment in the funds. The funds are subject to management risk because they are actively managed funds. The funds may not achieve their objective if the Adviser’s expectations regarding particular securities or markets are not met.
Convertible Securities Risk  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.
ETF Risk  The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of a fund’s expenses and similar expenses of the underlying investment company when the fund invests in shares of another investment company.
High Portfolio Turnover Risk  The funds may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs, which may adversely affect the funds’ performance and may produce increased taxable distributions.
Illiquid Securities Risk   A fund may invest up to 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven days in the normal course of business at approximately the amount at which it is valued by the fund and without significantly changing the value of the investment. The price a fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.
Inflation-Indexed Bonds Risk (applicable to Research Opportunities Fund, Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward,

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and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Investment Company Risk  If a fund invests in shares of another investment company, including another Diamond Hill Fund, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the fund. To the extent a fund invests in an underlying Diamond Hill Fund, because the Adviser provides services to and receives fees from the underlying fund, a fund’s investment in the underlying fund benefits the Adviser. In addition, the fund may hold a significant percentage of the shares of the underlying fund. As a result, a fund’s investment in an underlying fund may create a conflict of interest.
Maturity Risk  (applicable to Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund, and High Yield Fund) In certain situations the funds may purchase a bond of a given maturity as an alternative to another bond of a different maturity. Ordinarily, under these circumstances, a fund will make an adjustment to account for the interest rate risk differential in the two bonds. This adjustment, however, makes an assumption about how the interest rates at different maturities will move. To the extent that the yield movements deviate from this assumption, there is a yield-curve or maturity risk. Another situation where yield-curve risk should be considered is in the analysis of bond swap transactions where the potential incremental returns are dependent entirely on the parallel shift assumption for the yield curve.
Redemption Risk  The funds could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or if a large shareholder redeems a significant portion of its account, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a fund wishes to or is required to sell are illiquid.
REIT Risk  (applicable to Corporate Credit Fund and High Yield Fund) The funds’ investment in REITs are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. A fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the fund.
Sector Emphasis Risk The funds, from time to time, may invest 25% or more of their assets in one or more sectors, subjecting the funds to sector emphasis risk. This is the risk that a fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Securities Lending Risk  To generate additional income, the funds may lend their portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the funds receive cash collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The funds may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the funds will lose money from the investment of the cash collateral. Borrower default risk is the risk that the funds will lose money due to the failure of a borrower to return a borrowed security in a timely manner.
Temporary Defensive Position Risk  To respond to unusual circumstances, the funds may invest up to 100% of their assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent a portfolio from meeting its investment objective.
Temporary Strategies
From time to time, each fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During these times, the fund may invest up to 100% of its assets in cash and cash equivalents. For example, a fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. These investments may prevent a fund from achieving its investment objective. If a fund acquires securities of money market funds, the shareholders of the fund will be subject to duplicative management fees and other expenses.
Portfolio Holdings Disclosure
No later than 60  days after the end of each month, each fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, each fund may also make publicly available

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its portfolio holdings at other dates as may be determined from time to time. Not later than 60 days after the end of each quarter, each fund will make available a complete, certified schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the funds will post these schedules on the funds’ web site at www.diamond-hill.com.
Shareholders may request portfolio holdings schedules at no charge by calling 888-226-5595. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the Statement of Additional Information.
Management of the Funds
Diamond Hill Capital Management, Inc. (the “Adviser”), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, manages the day-to-day investment decisions of the funds and continuously reviews, supervises and administers the funds’ investment programs. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, private investment funds, corporations and other institutions since June 2, 1988. As of December 31, 2017 , the Adviser managed approximately $22.3 billion in assets.
Pursuant to the investment advisory contract between the Adviser and the funds, the Adviser, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of each fund, manages both the investment operations of the funds and the composition of the funds’ portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the funds. The Adviser also administers the corporate affairs of the funds, and in connection therewith, furnishes the funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the funds’ custodian, and the funds’ sub-administrator, sub-fund accountant and sub-transfer agent. The management services of the Adviser are not exclusive under the terms of the investment advisory contract and the Adviser is free to, and does, render management services to others.
Disclosure regarding the basis for the Board of Trustees’ approval of the investment advisory contract between the Adviser and the funds is available in the funds’ annual report to shareholders for the period ended December 31, 2017.

The funds are authorized to pay the Adviser an annual fee as set forth below:

Fund	Percentage of Average Daily Net Assets
Diamond Hill Small Cap Fund	0.80%
Diamond Hill Small-Mid Cap Fund	0.75%
Diamond Hill Mid Cap Fund	0.60%
Diamond Hill Large Cap Fund	0.50%
Diamond Hill All Cap Select Fund	0.70%
Diamond Hill Long-Short Fund	0.90%
Diamond Hill Research Opportunities Fund	0.95%
Diamond Hill Financial Long-Short Fund	0.95%
Diamond Hill Global Fund	0.70%
Diamond Hill Short Duration Total Return Fund	0.35%
Diamond Hill Core Bond Fund	0.30%
Diamond Hill Corporate Credit Fund	0.45%
Diamond Hill High Yield Fund	0.50%

Portfolio Managers

Fund	Portfolio Manager	Assistant Portfolio Manager(s)
Small Cap	Thomas Schindler	Aaron Monroe Christopher Welch
Small-Mid Cap	Christopher Welch	Jeannette Hubbard Thomas Schindler
Mid Cap	Christopher Welch	Christopher Bingaman Jeannette Hubbard
Large Cap	Charles Bath Austin Hawley	Christopher Welch
All Cap Select	Austin Hawley Richard Snowdon
Long-Short	Christopher Bingaman R.H. (Ric) Dillon Jason Downey	Charles Bath
Research Opportunities	Jason Downey Igor Golalic John Loesch Aaron Monroe Nathan Palmer Suken Patel
Financial Long-Short	John Loesch Josh Barber Krishna Mohanraj Tyler Ventura
Global	Grady Burkett Richard Snowdon
Short Duration Total Return	Henry Song Mark Jackson
Core Bond	Henry Song Mark Jackson
Corporate Credit	William Zox John McClain	Suken Patel
High Yield	William Zox John McClain	Suken Patel
The Portfolio Managers (PMs) hold ultimate responsibility and accountability for the investment results of the portfolios and have full authority to make all investment decisions. The

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Assistant Portfolio Managers (APMs) provide significant analytical support to the PMs and serve as a backup to the PMs with authority to make investment decisions when the PMs are unavailable. The Diamond Hill Research Opportunities Fund is managed by a team of research analysts, each of whom holds ultimate responsibility and accountability for the investment results of their Sleeve of the portfolio and has full authority to make all investment decisions.
Mr. Barber has a Bachelor of Talmudic Law and a Master of Talmudic Law from Ner Israel Rabbinical College, a Master of Business Administration from the University of Baltimore (with honors) and holds the CFA designation. He has been an investment professional with the Adviser since 2015. Mr. Barber currently serves as a Research Analyst for the Adviser focusing on focusing on REITs and title and mortgage insurance. From 2013 to 2015, Mr. Barber was a Senior Vice President and Senior Securities Analyst with HGI Capital. From 2005 to 2013, Mr. Barber was Vice President and Analyst at Stifel Nicolaus & Co.

Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Master’s of Business Administration from The Ohio State University and holds the CFA designation. He has been the Managing Director – Equities for the Adviser since September 2002. Mr. Bath also currently serves as a Portfolio Manager for the Adviser. From 1985 to September 2002, Mr. Bath was a senior portfolio manager for Gartmore Global Investments, a global investment firm affiliated with Nationwide Insurance, where he managed the Gartmore Total Return Fund. At the time of his departure from Gartmore, Mr. Bath was also managing three other funds; the four Gartmore funds he managed had combined total net assets of approximately $3.3 billion. Mr. Bath was first employed by Nationwide Insurance as an investment professional in 1982.
Mr. Bingaman has a Bachelor of Arts degree in Finance (cum laude) from Hillsdale College, a Masters degree in Business Administration from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since March 2001. He was named the President of the Adviser in January 2014 and Chief Executive Officer of the Adviser in January 2016, and he also currently serves as a Portfolio Manager for the Adviser. From 1998 to March 2001, Mr. Bingaman was a Senior Equity Analyst for Villanova Capital/Nationwide Insurance. In 1997, Mr. Bingaman was an Equity Analyst for Dillon Capital Management, an investment advisory firm.
Mr. Burkett has a Bachelor of Science in Mathematics and a Master of Science in Mathematics from Wright State University, and holds the CFA designation. He has been an investment professional with the Adviser since March 2014. Mr. Burkett currently serves as a Portfolio Manager and Research Analyst for the Adviser, focusing on networking equipment and semiconductors. From 2007 to 2014, he held various Equity Analyst positions with Morningstar, most recently serving as Strategist for the technology sector team. From 2006 to 2007, Mr. Burkett was an Investment Analyst for Diastole Wealth Management. From 2005 to 2006, he was an Investment Analyst for CH Dean. From 2004 to 2005, Mr. Burkett was a Financial Advisor for Edward Jones.

Mr. Dillon has a Masters degree in Business Administration from the University of Dayton, a B.S. degree and Master of Arts degree from The Ohio State University and holds the CFA designation. Mr. Dillon also currently serves as a Portfolio Manager for the Adviser. He has been an investment professional with the Adviser since May 2000. From May 2000 to 2015, Mr. Dillon served as Chief Executive Officer of the Adviser. From 2000 to 2013, Mr. Dillon served as the President of the Adviser. From 1997 to 2000, Mr. Dillon served as Vice President of Loomis Sayles & Co., an investment advisory firm. From 1993 to 1997, Mr. Dillon served as the President and Chief Investment Officer of Dillon Capital Management, an investment advisory firm.
Mr. Downey has a Bachelor of Arts degree in Economics and History from Ohio Wesleyan University (summa cum laude, with honors in Economics) and holds the CFA designation. He has been an investment professional with the Adviser since June 2002. Mr. Downey currently serves as Co-Director of Research and a Research Analyst focusing on transportation. From 2002 to 2006, Mr. Downey was an Analyst & Trader for the Adviser.
Mr. Golalic has a Bachelor of Arts degree in Business Administration and Philosophy from Lewis & Clark College, a Masters degree in Business Administration from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since July 2008. Mr. Golalic currently serves as a Research Analyst focusing on health care. From 2003 to 2008, Mr. Golalic was a Portfolio Manager and Senior Equity Analyst with Federated Investors. From 1999 to 2003, Mr. Golalic was a Senior Equity Analyst with the State Teachers Retirement System of Ohio.
Mr. Hawley has a Bachelor of Arts degree in History (cum laude) from Dartmouth College, a Masters degree in Business Administration (with distinction) from Tuck School of Business at Dartmouth College and holds the CFA designation. He has been an investment professional with the Adviser since August 2008. Mr. Hawley currently serves as a Co-Chief Investment Officer and Portfolio Manager for the Adviser. From July 1999 to July 2002, Mr. Hawley was an Investment Associate at Putnam Investments. He was an Equity Analyst at Putnam Investments from July 2004 to July 2008.
Ms. Hubbard has a Bachelor of Arts degree in English with an emphasis in Economics from the University of Colorado, a Masters in International Economic Development Policy from Stanford University and holds the CFA designation. She has been an investment professional with the Adviser since January 2007. Ms. Hubbard currently serves as a Research Analyst focusing on consumer brands and services. From 2003 to 2006, Ms. Hubbard was a member of the Global Securitization Strategy Group at ABN Ambro/LaSalle Bank. From 2001 to 2003, Ms. Hubbard was a Senior Equity Research Analyst at Avondale Partners, LLC. From 2000-2001, Ms. Hubbard was a Vice President of Underwriting at The School Company, LLC. From 1996 to 2000, Ms. Hubbard was an Analyst and Assistant Treasurer at Prologis Trust.
Mr. Jackson has a Bachelor of Science in Finance degree from Miami University and holds the CFA designation. He has been an investment professional with the Adviser since June 2016. Mr. Jackson currently serves as a Portfolio Manager for the Adviser. From 1996 to 2016, he was with J.P. Morgan Investment

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Fund Details

Management, Inc. where he was Managing Director and portfolio manager for the U.S. Value Driven team and was responsible for managing institutional taxable bond portfolios. Prior to 1996, Mr. Jackson was a portfolio manager for Alexander Hamilton Life Insurance Company and previous to that a portfolio manager with the Public Employees Retirement System of Ohio.
Mr. Loesch has a Bachelor of Science in Public Affairs, Public Financial Management from Indiana University, a Masters degree in Business Administration (cum laude) from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. Mr. Loesch currently serves as a Portfolio Manager, Co-Director of Research, Sector Leader and Research Analyst for the Adviser focusing on banks and alternative asset managers. From July 2003 to May 2006 Mr. Loesch was an Analyst at Nationwide Financial. He was a Financial Advisor at UBS Financial Services from June 2001 to July 2003.
Mr. McClain has a Bachelor of Science in Business Economics from University of Kentucky (magna cum laude), a Master of Business Administration from Carnegie Mellon University, and holds the CFA designation. He has been an investment professional with the Adviser since June 2014. Mr. McClain currently serves as a Portfolio Manager and Credit Analyst for the Adviser. From 2010 to 2014, Mr. McClain was Senior Vice President — Credit at Standard Life Investments. From 2007 to 2010, he was at Nationwide Mutual Insurance Company as a Management Associate in the Financial Leadership Rotation Program and then an Investment Analyst in Distressed Debt.
Mr. Mohanraj has a Bachelor of Technology from the Indian Institute of Technology, Madras (Chennai, India), a Master of Science from The University of Texas at Austin, a Master of Business Administration from the London Business School (with distinction), and holds the CFA designation. Mr. Mohanraj has been an investment professional with the Adviser since 2012. Mr. Mahanraj currently serves as a Research Analyst for the Adviser focusing on specialty reinsurance, life insurance and traditional asset managers. From 2011 to 2012, Mr. Mohanraj was a Senior Research Associate at Sanford C. Bernstein. From 2008 to 2009, he was a Quantitative Analyst at Exelon Corporation. From 2005 to 2008, Mr. Mohanraj was a Product Manager with MCA Solutions. From 1999 to 2004, Mr. Mohanraj was a Solution Architect with i2 Technologies.
Mr. Monroe has a Bachelor of Science degree in Finance, Accounting and Economics from The Ohio State University (cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. Mr. Monroe currently serves as a Sector Leader and Research Analyst for the Adviser focusing on gaming, lodging, and leisure. From 2007 to 2008, Mr. Monroe served as an Equity Trader with the Adviser. From 2006 to 2007, Mr. Monroe was a Consulting Group Analyst with Smith Barney. In 2005, Mr. Monroe was an Associate with Duff & Phelps.
Mr. Palmer has a Bachelor of Science degree in Accounting and Finance from The Ohio State University (summa cum laude, with honors) and a Masters of Accountancy from The Ohio State University (with distinction). He is a Certified Public Accountant and holds the CFA designation. He has been an investment professional with the Adviser since October 2009. Mr. Palmer currently serves as a Sector Leader and Research Analyst for the Adviser focusing on software and computer services. From 2008 to 2009, Mr. Palmer was a Tax Consultant with Deloitte & Touche, LLP.
Mr. Patel has a Bachelor of Science degree in Finance from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since June 2006. Mr. Patel currently serves as a Sector Leader and Research Analyst for the Adviser focusing on energy. From 2005 to 2006, Mr. Patel served as an Equity Research Analyst with Victory Capital Management. From 2004 to 2005, Mr. Patel was a Merger & Acquisitions Analyst with KeyBanc Capital Markets.
Mr. Schindler has a Bachelor of Science degree in Finance from The Ohio State University (summa cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since May 2000. Mr. Schindler currently serves as a Portfolio Manager for the Adviser. From 1999 to 2000, Mr. Schindler served as a Portfolio Manager for Loomis Sayles & Co., an investment advisory firm. From 1997 to 1999, Mr. Schindler served as an investment analyst for Nationwide Insurance. From 1996 to 1997, Mr. Schindler served as an analyst for Dillon Capital Management, an investment advisory firm.
Mr. Snowdon has a Bachelor of Arts degree in Economics and Organizational Behavior & Management from Brown University, a Masters degree in Business Administration (with distinction) from Northwestern University and holds the CFA designation. He has been an investment professional with the Adviser since August 2007. Mr. Snowdon currently serves as a Portfolio Manager for the Adviser. From 2003 to 2006, Mr. Snowdon served as a Board member and Consultant with Adams Rite Manufacturing. From 1997 to 2002, Mr. Snowdon was an Energy Trader/Vice President, Energy Trading for American Electric Power. From 1996 to 1997, Mr. Snowdon was a Junior Trader with Enron Corporation. From 1989 to 1994, Mr. Snowdon managed a chain of 40 independent World Oil gas stations.
Mr. Song has a Bachelor of Business Administration degree from the Ross School of Business at the University of Michigan and holds the CFA designation. He has been an investment professional with the Adviser since June 2016. Mr. Song currently serves as a Portfolio Manager for the Adviser. From 2005 to 2016 he was with J.P. Morgan Investment Management, Inc. where he was a portfolio manager for the U.S. Value Driven team and was responsible for managing institutional taxable bond portfolios and previously supported the Columbus taxable client portfolio managers in reporting as well as client communications.
Mr.  Ventura has a Bachelor of Science degree in Accounting from DePaul University (with honors), a Masters degree in Business Administration from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since September 2010. Mr. Ventura currently serves as a Research Analyst for the Adviser focusing on brokers, financial technology and consumer finance. From 2007 to 2010, Mr. Ventura was an Investment Banking Associate with Monroe Securities, Inc. From 2004 to 2006, Mr. Ventura was an Internal Auditor with ABN Amro/LaSalle Bank Corporation. From 2003 to 2004, Mr. Ventura was a Financial Analyst with Bank of

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America Corporation. From 2000 to 2003, Mr. Ventura was an Auditor with Deloitte & Touche LLP.
Mr. Welch has a Bachelor of Arts degree in Economics from Yale University and holds the CFA designation. He has been an investment professional with the Adviser since November 2005. Mr. Welch currently serves as Co-Chief Investment Officer and Portfolio Manager for the Adviser. From 2004 to November 2005, Mr. Welch was a Portfolio Manager for Fiduciary Trust Company International, an investment management firm. From 1995 to 2002, Mr. Welch served as Portfolio Manager and Senior Equity Analyst for Nationwide Insurance and its mutual fund unit, Gartmore Global Investments.
Mr. Zox has a Bachelor of Arts degree from Williams College, a Juris Doctor degree from the Moritz College of Law at The Ohio State University and a Masters of Law degree from the University of Florida, College of Law in taxation and holds the CFA designation. He has been an investment professional with the Adviser since January 2001. Mr. Zox currently serves as a Portfolio Manager for the Adviser. From 1993 to 2000, he was a tax associate and then a tax partner with the law firm of Schottenstein, Zox & Dunn Co., L.P.A.
The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in their managed fund(s).

Pricing Your Shares
When you buy and sell shares of a fund, the price of the shares is based on the fund’s net asset value per share (NAV) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time (“ET”)) on each day the New York Stock Exchange (“NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this prospectus and in the Statement of Additional Information) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the fund or an authorized agent of the fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the fund’s NAV at the close of trading on that day. A separate NAV is calculated for each share class of a fund. The NAV for a class is calculated by dividing the value of the fund’s total assets (including interest and dividends accrued but not yet received), allocable to that class, minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’ shares outstanding. The market value of a fund’s investments is determined primarily on the basis of readily available market quotations. Short-term investments in fixed income securities with maturities of less than 61 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate market value.

If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the fund’s Board of Trustees. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. To the extent that a fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a fund is closed, the value of a fund’s shares may change on days when you will not be able to purchase or redeem your shares. In addition, securities trading on foreign markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the foreign market, bur prior to the close of the U.S. market. Fair valuation of the fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
If you purchase shares of any of the funds through a Processing Organization, as discussed below, it is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust. Any change in price due to the failure of the Trust to receive an order timely must be settled between the investor and the authorized agent placing the order.
How to Purchase Shares
Shares of the funds have not been registered for sale outside of the United States and the funds are generally only available to residents in the United States with a valid tax identification number. This prospectus in not intended for distribution to prospective investors outside of the United States. The funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or non-U.S. trust or estate, foreign corporation or foreign partnership.
Class A and Class C shares are available to the general public. Class A and C shares may be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund,

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and certain financial intermediaries may charge their customers transaction or other fees. The fund or Adviser may pay service and/or distribution fees to these entities for services they provide to Class A and C shareholders.
Class I shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Class I shares may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or other fees. The fund or Adviser may pay service and/or distribution fees to these entities for services they provide to Class I shareholders. Class I shares may also be purchased by officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of Diamond Hill Funds or Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.
Class Y shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Class Y shares may also be purchased through financial intermediaries authorized to act in an investment advisory capacity if each underlying institutional investor qualifies and meets the initial investment minimum and where the institutional investor for which the shares are being acquired will not require a fund, or its affiliates, to make any sub-transfer agent, service, networking, or any other payments to any third party. Class Y shares have no ongoing shareholder service fees.
The minimum initial investment amount for Class A, Class C and Class I shares is $2,500, except for shares of the Small Cap Fund, which is $5,000. The minimum initial investment amount for Class Y is $500,000. If a financial intermediary maintains an Omnibus Account in Class Y shares, each subaccount underlying the Omnibus Account must meet the minimum initial investment in order for the Omnibus Account to be eligible to own Class Y shares. The funds may waive the investment minimums for corporate participant directed retirement accounts (such as 401(k) accounts), some wrap fee accounts (Class A and Class I) and in other circumstances as it may judge appropriate.
All investments and exchanges are subject to approval by a fund and each fund reserves the right to reject any purchase or exchange of shares at any time. The funds request advance notification of investments in excess of 5% of the current net assets of the fund.
All Classes of the funds may not be available in every state.

Important Information About the Small Cap Fund, Small-Mid Cap Fund, and Long-Short Fund
The Small Cap Fund, Small-Mid Cap Fund and the Long-Short Fund are closed to most new investors. The funds remain open to additional investments under the circumstances listed below:

•	Existing shareholders of the funds may add to their accounts, including through reinvestment of distributions.

•
Qualified defined contribution retirement plans, such as a 401(k), 403(b) or 457 plans, that utilized the funds as an investment option on the date the funds closed, may continue to establish new participant accounts in the funds for those Plans.

•	Financial Advisors who had clients invested in the funds on the date the funds closed, may establish new positions in the funds for new clients where operationally feasible.

•
Investors may purchase the funds through certain intermediary sponsored fee-based model programs, provided that the sponsor has received permission from Diamond Hill Funds that shares of the funds may continue to be offered through the program. Approved or recommended lists are not considered model portfolios.

•	Trustees, Directors, and employees of Diamond Hill Funds or Diamond Hill Investment Group, Inc. and their immediate family members may open new accounts and purchase shares of the funds.
In general, the funds will look to the financial intermediary to prevent a new account from being opened within an omnibus account at that intermediary. The funds’ ability to monitor new accounts that are opened through omnibus accounts or other nominee accounts is limited and the ability to limit a new account to those that meet the above criteria with respect to financial intermediaries may vary depending upon the capabilities and cooperation of those intermediaries.
The funds reserve the right to make additional exceptions or otherwise modify the foregoing closure policy at any time. The funds also reserve the right to reject any purchase or refuse any exception, including those detailed above for any reason.
Important Information About Procedures for Opening an Account
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the fund may restrict further investment until your identity is verified. If we are unable to verify your identity, the fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

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Fund Supermarkets and Clearing Organizations
You may purchase shares of a fund through a fund supermarket or clearing organization, which is a broker-dealer, bank or other financial institution that purchases shares for its customers (Processing Organization). The funds have authorized certain Processing Organizations to receive purchase and sale orders on their behalf. Before investing in the funds through a Processing Organization, you should read carefully any materials provided by the Processing Organization together with this prospectus.
When shares are purchased this way, there may be various differences. The Processing Organization may:

•	Charge a fee for its services.

•	Act as the shareholder of record of the shares.

•	Set different minimum initial and additional investment requirements.

•	Impose other charges and restrictions.

•	Designate intermediaries to accept purchase and sale orders on the fund’s behalf.

•	Impose an earlier cut-off time for purchase and redemption requests.
The Trust considers a purchase or sale order as received when an authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the respective fund’s net asset value next computed after such order is received in proper form. It is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust.
Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Trust. Certain Processing Organizations may receive compensation from the Trust, the Adviser or their affiliates.
Fund Direct Purchase
You may also make a direct initial investment by following these steps:

•
Complete and sign an investment application form which you can request by calling the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly.

•
Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the fund in which you are investing. We do not accept post-dated checks, third party checks, travelers’ checks, cash, money orders, cashier checks greater than $10,000, credit card convenience checks or “starter” checks.

•	Mail the application and check to: (Fund Name) P.O. Box 46707, Cincinnati, OH 45246
To purchase shares of a fund by wire, call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business for instructions. On days when the NYSE closes early, the call center hours will be reduced accordingly. A fund will accept wire orders only on a day on which the fund, the Custodian and the

Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the funds may charge a fee in the future.
AIP Program
When making your initial investment in a fund, you may choose to participate in the fund’s automatic investment program (AIP) by completing the AIP section of the application form discussed above. Purchase amounts ($100 minimum) are automatically debited each month from your bank account through ACH (automated clearing house) and are subject to the payment of any applicable sales charge.
Sales Charges
Shares of the funds are purchased at the public offering price (their NAV plus any applicable sales charge).
The funds’ principal underwriter compensates Financial Intermediaries (such as broker-dealers), including processing organizations, who sell shares of the funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the principal underwriter or affiliates of the principal underwriter and from its or their own resources. The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to the principal underwriter and a Financial Intermediary.
Class A Shares
The public offering price for Class A shares of the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Global Fund is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.

	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission1
Less than $100,000	5.00%	5.26%	4.50%
$100,000 to $250,000	4.00%	4.17%	3.75%
$250,000 to $500,000	3.00%	3.09%	2.75%
$500,000 to $750,000	2.00%	2.04%	1.75%
$750,000 to $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	None
1 As a percent of the public offering price.
The public offering price for Class A shares of the Short Duration Total Return Fund is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.

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	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission1
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $250,000	1.75%	1.78%	1.50%
$250,000 to $500,000	1.25%	1.27%	1.00%
$500,000 to $750,000	0.75%	0.76%	0.50%
$750,000 to $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None
1 As a percent of the public offering price.
The public offering price for Class A shares of the Core Bond Fund, Corporate Credit Fund and the High Yield Fund is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.

	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission1
Less than $100,000	3.50%	3.63%	3.00%
$100,000 to $250,000	2.75%	2.83%	2.50%
$250,000 to $500,000	2.00%	2.04%	1.75%
$500,000 to $750,000	1.25%	1.27%	1.00%
$750,000 to $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None
1 As a percent of the public offering price.
The funds permit you to reduce the initial sales charge you pay on Class A shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the funds in which you invest (as described below), even if such funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the funds that you would like to have one or more funds linked together for purposes of reducing the initial sales charge.
Right of Accumulation  You may qualify for a reduction in the initial sales charge for future purchases of Class A shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A or Class C shares of a fund held in:

1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.
Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.
In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the funds may verify (1) the number of shares of the funds held in your account(s) with the funds, (2) the number of shares of the funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.
Letter of Intent  You may purchase Class A shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The fund will combine the value of your current purchases with the current value of any Class A shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts.
In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The fund will also consider the value of Class A shares sold at NAV. Class A shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A shares based on shares you intend to purchase over the 13-month period, you must send the fund a Letter of Intent. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.
You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A shares at the end of the 13-month period, the fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

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Additional information regarding the reduction of Class A sales charges is available in the funds’ Statement of Additional Information, which is available on the funds’ website at www.diamond-hill.com or by calling the number below. To take advantage of the Right of Accumulation and/or a Letter of Intent, contact your Financial Intermediary. To determine if you are eligible for these programs, call 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly. These programs may be terminated or amended at any time.
Class C Shares
Class C shares are offered at NAV without any up-front sales charge. However, Class C shares are subject to a contingent deferred sales charge (CDSC) (based on the lower of the initial investment amount and current NAV) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if you redeem your shares after one year of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. When processing a redemption of Class C shares, Class C shares not subject to a CDSC are redeemed first.
The CDSC will be waived (i) on redemption of shares following the death of the shareholder, (ii) on certain redemptions in connection with IRAs and other qualified retirement plans, and (iii) in other circumstances at the discretion of the funds.
The principal underwriter pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C shares.
Class I Shares
Class I shares may be available at brokerage firms that have agreements with the funds' distributor. Shareholders may be required to pay a commission and/or other form of compensation to the broker. Shares of the funds are available in other share classes that have different fees and expenses.
Distribution Plans
Each fund has adopted a plan under Rule 12b-1 that allows certain classes of its shares to pay distribution fees. Up to 0.25% of each class’s 12b-1 fee can be used as a shareholder servicing fee. Class A shares pay annual 12b-1 expenses of 0.25% and Class C shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of a fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Additional Compensation to Financial Intermediaries
Diamond Hill Capital Management, Inc., the Adviser and Administrator, may make payments to financial intermediaries that can be categorized as “service-related” or “distribution-related.”
Payments made by the Administrator to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, record keeping and other shareholder services are categorized as “servicing related.” Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary.
Payments made by the Adviser from its own resources to financial intermediaries that are in addition to, rather than in lieu of, Rule 12b-1 fees for distribution-related expenses, such as marketing or promotional expenses, are often referred to as “distribution-related.” Distribution-related payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the fund and other Diamond Hill Funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, distribution related payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the fund or other Diamond Hill Funds to its customers or provide an incentive for a financial intermediary to cooperate with the Distributor’s marketing efforts by providing representatives of the Distributor with preferential access to representatives of the intermediary’s sales force. Distribution-related payments may also be used to reimburse expenses related to educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about Diamond Hill Funds, including travel and lodging expenditures.
Sales Charge Waivers
No sales charge is imposed on Class A shares of the funds if the shares were:

1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2.
Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

-	The Diamond Hill Funds;

-	Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates;

-	The Distributor and its subsidiaries and affiliates; or

-
Broker-dealers or financial institutions that have entered into dealer agreements with the funds or their principal underwriter and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of fund shares).

3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4.
Bought by 529 college savings plans or bought by certain corporate sponsored, participant-directed retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified

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under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

5.
Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services.

6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

7.
Bought by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such a fiduciary relationship is reported at the time of the investment to the fund or the fund’s Distributor.

8.	Bought by employer-sponsored health savings accounts.

9.
Acquired with proceeds from the sale of Class C shares, Class I shares or Class Y shares of a Diamond Hill Fund or acquired in a transfer of Class C shares, Class I shares or Class Y shares of a Diamond Hill Fund for Class A shares of the same fund, but only if the purchase is made within 90 days of the distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

10.
Bought with proceeds from the sale of Class A shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

11.	Bought in connection with plans of reorganization of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which a fund is a party.

12.
Bought directly from the fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business or contact your Financial Intermediary. On days when the NYSE closes early, the call center hours will be reduced accordingly. These waivers may not continue indefinitely and may be discontinued at any time without notice.
Merrill Lynch Platform Waivers and Discounts The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C ( i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

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•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain a fee based accounts or platforms
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Morgan Stanley Sales Charge Waivers Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Other Purchase Information
The funds reserve the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the funds by check, the check must be made out to the applicable fund, or the Trust, as the payee. If your check or wire does not clear, you will be responsible for any loss incurred by a fund. If you are already a shareholder of a fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or money owed to the Trust. You may be prohibited or restricted from making future purchases in the funds.
How to Redeem Shares
You may redeem all or part of your investment in a fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described below. Redemption requests received by a fund or an authorized agent of the fund before 4:00 p.m. ET (or before if the NYSE closes before 4:00 p.m. ET) will be effective that day. The price you will receive when you redeem your shares will be the NAV (less any applicable sales charges) next determined after the fund receives your properly completed order to sell. You may receive proceeds of your sale in a check, ACH, or federal wire transfer. The funds typically expect that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the fund’s securities at the time of your sale. If you sell shares through your Financial Intermediary, contact your financial adviser for their requirements and procedures. A broker may charge a transaction fee to redeem shares. The fund may charge $9 for wire redemptions. Any charges for wire redemptions will be deducted from your account by redemption of shares. The funds encourage, to the extent possible, advance notification of large redemptions. The funds typically expect that a fund will hold cash or cash equivalents to meet redemption requests. The funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The funds reserve the right to redeem in-kind as described under “Additional Information” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. The funds have in place a line of credit that may be used to meet redemption requests during stressed market conditions.
By Mail  To redeem any part of your account in a fund by mail, send a written request, with the following information, to:
(Fund Name)
Diamond Hill Funds
P.O. Box 46707
Cincinnati, OH 45246

•	the fund name;

•	your account number;

•	the name(s) on your account;

•	your address;

•	the dollar amount or number of shares you wish to redeem;

•	the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

•	the Federal tax withholding election (for retirement accounts),

•	If the shares to be redeemed have a value of $100,000 or more, your signature(s) must be guaranteed by an original

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Medallion Signature Guarantee by an eligible guarantor institution outlined below,

•
You must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed if: the address on your account has been changed within 15 days of your redemption request; the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; the redemption proceeds are being transferred to another fund account with a different registration or; the redemption proceeds are being wired to bank instructions currently not on your account.

We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.
By Telephone  If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, the call center hours will be between reduced accordingly. IRA accounts are not redeemable by telephone.
Neither the funds nor the Transfer Agent will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The funds or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions.
We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail. An original Medallion Signature Guarantee is required for any telephone redemption request for an amount of at least $100,000 as described above. A telephone redemption request for an amount of at least $100,000 as described above will not be processed until the Medallion Signature Guarantee is received by the Transfer Agent.
Additional Information  Redemptions will be remitted to the record holder at the address of record or to bank accounts of the shareholder that have been previously designated by the shareholder. If you are not certain of the requirements for a sale please call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, the call center hours will be between reduced accordingly. We cannot accept, and will return, requests specifying a certain date or share price. The funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.
Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of a fund’s net assets, the funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. Marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and asked prices are available. They are distributed to the redeeming shareholder based on a weighted-average pro-rata basis of a fund's holdings. If payment is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.
Accounts with Low Balances  Maintaining small accounts is costly for the fund and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the fund’s minimum.

•
If the value of your account falls below $2,500 you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Administrator to offset small account expenses. The fund reserves the right to waive the quarterly fee.

•
The fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,500. In such cases, you will be notified and given at least 30 days to purchase additional shares to bring the balance above the minimum before the account is closed.

•
The above involuntary redemptions constitute a sale of fund shares. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. CDSC fees will be waived on involuntary redemptions of Class C shares.

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How to Exchange Shares
You may exchange any or all of your shares in a fund for shares in another fund or another share class of the same fund, subject to the following conditions:
Exchanges of Class A Shares of the Fund  You may exchange any and all of your Class A shares in the fund for Class A shares of another fund without sales charge. Class A shares can also be exchanged for Class I or Class Y shares of the same fund or a different fund if the investment minimum and eligibility requirements of Class I or Class Y shares are met.
Exchanges of Class C Shares of the Fund  You may exchange any and all of your Class C shares of the fund for Class C shares of another fund. Class C shares can also be exchanged for Class A, Class I or Class Y shares of the same fund or a different fund, subject to any applicable CDSC charge, if the investment minimum and eligibility requirements of Class A, Class I or Class Y shares are met.
Exchanges of Class Y Shares of the Fund  You may exchange any and all of your Class Y shares of the fund for Class Y shares of another fund. Class Y shares can also be exchanged for Class A or Class I shares of the same fund or a different fund, if the investment minimum and eligibility requirements of Class A or Class I shares, respectively, are met.
You may request the exchange by telephoning 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business or writing the funds at Diamond Hill Funds, P.O. Box 46707, Cincinnati, OH 45246. On days when the NYSE closes early, the call center hours will be reduced accordingly. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a fund. It is your responsibility to obtain and read a prospectus of the exchanging fund before you make an exchange.

•	If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received.
In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day’s price, your letter or call must be received before that day’s close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.
Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. The funds and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws.
Share Class Conversions  The Internal Revenue Service currently takes the position that a conversion/exchange of share classes of the same fund is a nontaxable event. Conversion/exchanges of share classes between different funds is generally taxable.

How to Request Certain Non-Financial Transactions
The funds will accept the STAMP’s Signature Validation Program (SVP) stamp for certain non-financial transactions. The SVP was introduced in response to requests from financial services institutions that rely upon the effectiveness of a signature guarantee when processing non-financial transactions for which the surety bond attached to a Medallion Signature Guarantee (MSG) would not apply. The SVP stamp carries its own separate surety bond that would apply to such non-financial transactions. The SVP stamp may be obtained from eligible members, including banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.
This program enables the funds to accept documents stamped with an SVP stamp in lieu of the MSG for non-financial transactions. The non-financial transactions for which the funds can accept an SVP are: (1) change name; (2) add or change banking instructions; (3) add or change beneficiaries; (4) add or change authorized account traders; (5) add a Power of Attorney; (6) add or change Trustee; and (7) change UTMA/UGMA custodian.
In the event that your bank or financial institution does not participate in the SVP Stamp program, you should request that the guarantor use their Medallion Guarantee Stamp.
Market Timing Trading Policy
The funds do not authorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The funds will take reasonable steps to discourage excessive short-term trading and the funds’ Board of Trustees has adopted the following policies and procedures with respect to market timing. The funds will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If a fund has reason to believe that a shareholder has engaged in excessive short-term trading, the fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, a fund can reject a purchase order for any reason. While the funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the funds believe they are acting in a manner that is in the best interests of shareholders.
Market timers may disrupt portfolio management and harm fund performance. To the extent that the funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the funds’ efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a

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financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.
The funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The funds have no arrangements to permit any investor to trade frequently in shares of the funds, nor will it enter into any such arrangements in the future.
Distribution and Taxes
The following information is provided to help you understand the income and capital gains you may earn while you own fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the funds will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.
Income and Capital Gain Distributions  The funds intend to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the funds generally pay no federal income tax on the income and gains distributed to you. The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund , Financial Long-Short Fund, and Global Fund expect to declare and distribute their net investment income, if any, to shareholders annually. The Short Duration Total Return Fund, Core Bond Fund, Corporate Credit Fund and the High Yield Fund expect to declare and distribute their net investment income, if any, to shareholders monthly. Capital gains, if any, may be distributed at least annually. A fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. All income and capital gain distributions are automatically reinvested in shares of the fund unless you request cash distributions on your application or through a written request. If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the fund at the fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations  If you are a taxable investor, dividends and capital gain distributions you receive from a fund, whether you reinvest your distributions in additional fund shares or receive them in cash, are subject to federal income tax, state taxes, and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;

•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your fund shares;

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction, subject to certain limitations;

•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December; and

•	for taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax is imposed on distributions you receive from the funds and gains from selling, redeeming or exchanging your shares.
The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). The funds may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the funds, from ascertaining with certainty, until after the calendar year end, the final amount and character of distributions a fund has received on its investments during the prior calendar year. Prior to issuing your statement, the fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the fund will send you a corrected Form 1099-DIV to reflect reclassified information.
Distributions from the funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).
If you are a taxable investor and invest in a fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”
Selling and Exchanging Shares  Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Diamond Hill Fund to another is the same as a sale. For individuals, any long-term

64 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Your Account

capital gains you realize from selling fund shares are taxed at your applicable tax rate for long-term capital gains. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Other Tax Jurisdictions  Distributions and gains from the sale or exchange of your fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.
Tax Status for Retirement Plans and Other Tax-Deferred Accounts  When you invest in the funds through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding  By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the fund.
Cybersecurity
The computer systems, networks and devices used by the funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the funds and their service providers, systems, networks, or devices potentially can be breached. The funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the funds’ business operations, potentially resulting in financial losses; interference with the funds’ ability to calculate their NAVs; impediments to trading; the inability of the funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the funds invest; counterparties with which the funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.
Householding
To reduce expenses, we mail only one copy of the funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the funds at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business or contact your financial institution. On days when the NYSE closes early, the call center hours will be reduced accordingly. We will begin sending you individual copies thirty days after receiving your request.

DIAMOND HILL FUNDS| PROSPECTUS| FEBRUARY 28, 2018 | DIAMOND-HILL.COM 65

Financial Highlights
The financial highlights tables are intended to help you understand the funds’ financial performance for the past 5 years (or, if shorter, the period of the funds’ operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request. Because the Diamond Hill Global Fund commenced public offering on January 2, 2018, there are no financial highlights for this fund to report.
Small Cap Fund
Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000’s)	Ratio of Total Net Expenses to Average Net Assets	Ratio of Total Gross Expenses to Average Net Assets (C)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2017	$34.39	0.06		3.55	3.61	(0.13)	(2.25)	(2.38)	$35.62	10.62%	$357,512	1.27%	1.28%	0.11%		7%
For the year ended December 31, 2016	30.89	—	(E)	4.36	4.36	—	(0.86)	(0.86)	34.39	14.10	439,681	1.29	1.29	—	(F)	15
For the year ended December 31, 2015	32.61	(0.05)		(1.17)	(1.22)	(0.09)	(0.41)	(0.50)	30.89	(3.73)	492,810	1.29	1.29	(0.15)		17
For the year ended December 31, 2014	32.72	(0.11)		1.57	1.46	—	(1.57)	(1.57)	32.61	4.60	571,941	1.30	1.30	(0.34)		16
For the year ended December 31, 2013	24.95	—	(E)	9.86	9.86	(0.03)	(2.06)	(2.09)	32.72	39.70	571,167	1.31	1.31	(0.01)		43
Class C
For the year ended December 31, 2017	$30.30	(0.19)		3.12	2.93	—	(2.25)	(2.25)	$30.98	9.80%	$46,868	2.02%	2.03%	(0.67)%		7%
For the year ended December 31, 2016	27.51	(0.23)		3.88	3.65	—	(0.86)	(0.86)	30.30	13.25	54,664	2.04	2.04	(0.75)		15
For the year ended December 31, 2015	29.23	(0.25)		(1.06)	(1.31)	—	(0.41)	(0.41)	27.51	(4.47)	57,875	2.04	2.04	(0.87)		17
For the year ended December 31, 2014	29.70	(0.33)		1.43	1.10	—	(1.57)	(1.57)	29.23	3.86	51,794	2.05	2.05	(1.07)		16
For the year ended December 31, 2013	22.94	(0.21)		9.03	8.82	—	(2.06)	(2.06)	29.70	38.64	46,476	2.06	2.06	(0.76)		43
Class I
For the year ended December 31, 2017	$34.87	0.17		3.61	3.78	(0.25)	(2.25)	(2.50)	$36.15	10.95%	$877,913	0.97%	0.98%	0.41%		7%
For the year ended December 31, 2016	31.28	0.10		4.42	4.52	(0.07)	(0.86)	(0.93)	34.87	14.45	1,073,671	0.99	0.99	0.32		15
For the year ended December 31, 2015	33.04	0.05		(1.20)	(1.15)	(0.20)	(0.41)	(0.61)	31.28	(3.47)	882,350	1.02	1.02	0.16		17
For the year ended December 31, 2014	33.10	(0.02)		1.59	1.57	(0.06)	(1.57)	(1.63)	33.04	4.86	659,199	1.05	1.05	(0.06)		16
For the year ended December 31, 2013	25.21	0.07		9.98	10.05	(0.10)	(2.06)	(2.16)	33.10	40.08	550,844	1.06	1.06	0.22		43
Class Y
For the year ended December 31, 2017	$34.89	0.20		3.62	3.82	(0.29)	(2.25)	(2.54)	$36.17	11.06%	$207,770	0.87%	0.88%	0.53%		7%
For the year ended December 31, 2016	31.29	0.13		4.43	4.56	(0.10)	(0.86)	(0.96)	34.89	14.57	221,827	0.89	0.89	0.40		15
For the year ended December 31, 2015	33.05	0.12		(1.23)	(1.11)	(0.24)	(0.41)	(0.65)	31.29	(3.36)	221,624	0.90	0.90	0.37		17
For the year ended December 31, 2014	33.09	0.03		1.60	1.63	(0.10)	(1.57)	(1.67)	33.05	5.06	157,665	0.90	0.90	0.10		16
For the year ended December 31, 2013	25.20	0.12		9.97	10.09	(0.14)	(2.06)	(2.20)	33.09	40.25	101,026	0.91	0.91	0.40		43
(A) Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(B) Total returns shown exclude the effect of applicable sales charges.
(C) The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.
(D) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(E) Amount is less than $0.005.
(F) Amount is less than 0.005%.

66 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Small-Mid Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000’s)	Ratio of Total Net Expenses to Average Net Assets	Ratio of Total Gross Expenses to Average Net Assets(C)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2017	$21.18	0.03	1.73	1.76	(0.03)	(0.67)	(0.70)	$22.24	8.35%	$229,411	1.22%	1.23%	0.09%	15%
For the year ended December 31, 2016	18.29	0.01	3.25	3.26	(0.01)	(0.36)	(0.37)	21.18	17.81	288,634	1.24	1.24	0.12	17
For the year ended December 31, 2015	18.33	0.01	0.17	0.18	(0.03)	(0.19)	(0.22)	18.29	0.98	156,122	1.24	1.24	0.06	21
For the year ended December 31, 2014	17.73	0.03	1.23	1.26	(0.02)	(0.64)	(0.66)	18.33	7.17	100,820	1.25	1.25	0.18	27
For the year ended December 31, 2013	13.13	0.04	5.35	5.39	(0.03)	(0.76)	(0.79)	17.73	41.25	61,563	1.26	1.26	0.27	35
Class C
For the year ended December 31, 2017	$19.60	(0.13)	1.59	1.46	—	(0.67)	(0.67)	$20.39	7.49%	$37,472	1.97%	1.98%	(0.66)%	15%
For the year ended December 31, 2016	17.06	(0.12)	3.02	2.9	—	(0.36)	(0.36)	19.6	16.98	42,875	1.99	1.99	(0.65)	17
For the year ended December 31, 2015	17.21	(0.12)	0.16	0.04	—	(0.19)	(0.19)	17.06	0.24	32,963	1.99	1.99	(0.69)	21
For the year ended December 31, 2014	16.80	(0.10)	1.15	1.05	—	(0.64)	(0.64)	17.21	6.33	25,276	2.00	2.00	(0.59)	27
For the year ended December 31, 2013	12.54	(0.07)	5.09	5.02	—	(0.76)	(0.76)	16.8	40.21	19,184	2.01	2.01	(0.45)	35
Class I
For the year ended December 31, 2017	$21.39	0.10	1.74	1.84	(0.11)	(0.67)	(0.78)	$22.45	8.63%	$1,114,337	0.92%	0.93%	0.41%	15%
For the year ended December 31, 2016	18.46	0.07	3.29	3.36	(0.07)	(0.36)	(0.43)	21.39	18.18	1,015,403	0.94	0.94	0.41	17
For the year ended December 31, 2015	18.47	0.07	0.17	0.24	(0.06)	(0.19)	(0.25)	18.46	1.32	506,730	0.97	0.97	0.35	21
For the year ended December 31, 2014	17.87	0.08	1.22	1.3	(0.06)	(0.64)	(0.7)	18.47	7.36	264,824	1.00	1.00	0.42	27
For the year ended December 31, 2013	13.21	0.09	5.38	5.47	(0.05)	(0.76)	(0.81)	17.87	41.64	148,927	1.01	1.01	0.54	35
Class Y
For the year ended December 31, 2017	$21.42	0.12	1.75	1.87	(0.13)	(0.67)	(0.80)	$22.49	8.77%	$1,131,583	0.82%	0.83%	0.51%	15%
For the year ended December 31, 2016	18.48	0.09	3.29	3.38	(0.08)	(0.36)	(0.44)	21.42	18.29	961,721	0.84	0.84	0.49	17
For the year ended December 31, 2015	18.49	0.09	0.17	0.26	(0.08)	(0.19)	(0.27)	18.48	1.41	602,951	0.85	0.85	0.48	21
For the year ended December 31, 2014	17.87	0.11	1.23	1.34	(0.08)	(0.64)	(0.72)	18.49	7.60	300,815	0.85	0.85	0.62	27
For the year ended December 31, 2013	13.20	0.12	5.38	5.50	(0.07)	(0.76)	(0.83)	17.87	41.88	106,068	0.86	0.86	0.73	35
(A) Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(B) Total returns shown exclude the effect of applicable sales charges.
(C) The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.
(D) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM 67

Mid Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund(A)	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(B)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net asset Value at End of Period	Total Return(C)	Net Assets at End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Total Gross Expenses to Average Net Assets(D)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(E)
Class A
For the year ended December 31, 2017	$12.59	0.04	1.23	1.27	(0.03)	(0.17)	0.20	$13.66	10.13%	$25,853	1.07%	1.08%	0.28%	11%
For the year ended December 31, 2016	10.71	0.03	1.93	1.96	(0.02)	(0.06)	(0.08)	12.59	18.29	7,403	1.14	1.14	0.31	17
For the year ended December 31, 2015	10.70	0.04	0.01	0.05	(0.04)	—	(0.04)	10.71	0.44	3,082	1.14	1.14	0.35	29
For the year ended December 31, 2014	10.00	0.06	0.70	0.76	(0.06)	—	(0.06)	10.70	7.57	2,120	1.15	1.15	0.59	28
Class I
For the year ended December 31, 2017	$12.62	0.08	1.24	1.32	(0.07)	(0.17)	(0.24)	$13.70	10.47%	$63,298	0.77%	0.79%	0.57%	11%
For the year ended December 31, 2016	10.74	0.07	1.92	1.99	(0.05)	(0.06)	(0.11)	12.62	18.56	28,031	0.85	0.85	0.67	17
For the year ended December 31, 2015	10.72	0.07	0.01	0.08	(0.06)	—	(0.06)	10.74	0.74	3,337	0.87	0.87	0.61	29
For the year ended December 31, 2014	10.00	0.09	0.70	0.79	(0.07)	—	(0.07)	10.72	7.91	2,743	0.90	0.90	0.87	28
Class Y
For the year ended December 31, 2017	$12.65	0.09	1.24	1.33	(0.08)	(0.17)	(0.25)	$13.73	10.51%	$32,943	0.67%	0.68%	0.65%	11%
For the year ended December 31, 2016	10.75	0.08	1.94	2.02	(0.06)	(0.06)	(0.12)	12.65	18.76	23,383	0.75	0.75	0.71	17
For the year ended December 31, 2015	10.73	0.08	0.01	0.09	(0.07)	—	(0.07)	10.75	0.84	12,077	0.75	0.75	0.72	29
For the year ended December 31, 2014	10.00	0.09	0.71	0.80	(0.07)	—	(0.07)	10.73	8.02	11,419	0.75	0.75	0.87	28
(A) Inception date of the Fund is December 31, 2013. Fund commenced public offering and investment operations on January 2, 2014.
(B) Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(C) Total returns shown exclude the effect of applicable sales charges.
(D) The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.
(E) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

68 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Large Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net Asset Value, Beginning of Period	Net Investment Income(A)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(C)
Class A
For the year ended December 31, 2017	$23.06	0.24	4.35	4.59	(0.20)	(1.00)	(1.20)	$26.45	19.95%	$1,346,869	0.98%	0.96%	18%
For the year ended December 31, 2016	21.44	0.25	2.82	3.07	(0.24)	(1.21)	(1.45)	23.06	14.26	1,158,652	0.99	1.12	23
For the year ended December 31, 2015	22.71	0.19	(0.43)	(0.24)	(0.18)	(0.85)	(1.03)	21.44	(1.10)	1,122,165	1.04	0.85	20
For the year ended December 31, 2014	21.49	0.21	2.01	2.22	(0.19)	(0.81)	(1.00)	22.71	10.42	1,182,155	1.05	0.94	24
For the year ended December 31, 2013	16.54	0.18	5.79	5.97	(0.16)	(0.86)	(1.02)	21.49	36.33	878,903	1.06	0.92	21
Class C
For the year ended December 31, 2017	$21.94	0.05	4.12	4.17	(0.04)	(1.00)	(1.04)	$25.07	19.04%	$115,257	1.73%	0.21%	18%
For the year ended December 31, 2016	20.49	0.08	2.68	2.76	(0.10)	(1.21)	(1.31)	21.94	13.40	95,923	1.74	0.37	23
For the year ended December 31, 2015	21.77	0.02	(0.41)	(0.39)	(0.04)	(0.85)	(0.89)	20.49	(1.83)	84,550	1.79	0.10	20
For the year ended December 31, 2014	20.68	0.04	1.93	1.97	(0.07)	(0.81)	(0.88)	21.77	9.60	83,781	1.80	0.19	24
For the year ended December 31, 2013	15.98	0.03	5.58	5.61	(0.05)	(0.86)	(0.91)	20.68	35.33	53,241	1.81	0.18	21
Class I
For the year ended December 31, 2017	$23.20	0.32	4.38	4.70	(0.28)	(1.00)	(1.28)	$26.62	20.30%	$3,538,859	0.68%	1.25%	18%
For the year ended December 31, 2016	21.55	0.31	2.86	3.17	(0.31)	(1.21)	(1.52)	23.20	14.63	2,156,390	0.70	1.41	23
For the year ended December 31, 2015	22.83	0.25	(0.44)	(0.19)	(0.24)	(0.85)	(1.09)	21.55	(0.85)	1,803,130	0.77	1.11	20
For the year ended December 31, 2014	21.58	0.27	2.03	2.30	(0.24)	(0.81)	(1.05)	22.83	10.74	1,606,797	0.80	1.20	24
For the year ended December 31, 2013	16.61	0.24	5.80	6.04	(0.21)	(0.86)	(1.07)	21.58	36.60	1,295,477	0.81	1.18	21
Class Y
For the year ended December 31, 2017	$23.21	0.35	4.38	4.73	(0.30)	(1.00)	(1.30)	$26.64	20.42%	$845,457	0.58%	1.36%	18%
For the year ended December 31, 2016	21.56	0.34	2.85	3.19	(0.33)	(1.21)	(1.54)	23.21	14.74	666,756	0.60	1.49	23
For the year ended December 31, 2015	22.84	0.28	(0.44)	(0.16)	(0.27)	(0.85)	(1.12)	21.56	(0.74)	430,568	0.65	1.23	20
For the year ended December 31, 2014	21.59	0.31	2.02	2.33	(0.27)	(0.81)	(1.08)	22.84	10.89	373,711	0.65	1.36	24
For the year ended December 31, 2013	16.60	0.26	5.83	6.09	(0.24)	(0.86)	(1.10)	21.59	36.87	302,458	0.66	1.32	21
(A) Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(B) Total returns shown exclude the effect of applicable sales charges.
(C) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM 69

All Cap Select Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

All Cap Select Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000’s)	Ratio of Total Net Expenses to Average Net Assets	Ratio of Total Gross Expenses to Average Net Assets(C)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2017	$13.35	0.03		2.63	2.66	—	—	—	$16.01	19.93%	$13,480	1.17%	1.18%	0.21%	52%
For the year ended December 31, 2016	12.36	(0.01)		1.17	1.16	—	(0.17)	(0.17)	13.35	9.37	14,963	1.19	1.19	(0.09)	70
For the year ended December 31, 2015	12.96	—	(E)	(0.19)	(0.19)	—	(0.41)	(0.41)	12.36	(1.44)	43,638	1.19	1.19	(0.01)	89
For the year ended December 31, 2014	13.00	0.05		1.38	1.43	(0.05)	(1.42)	(1.47)	12.96	11.30	12,963	1.20	1.20	0.36	53
For the year ended December 31, 2013	10.45	0.05		4.48	4.53	(0.09)	(1.89)	(1.98)	13.00	44.04	8,905	1.22	1.22	0.42	70
Class C
For the year ended December 31, 2017	$12.69	(0.07)		2.49	2.42	—	—	—	$15.11	19.07%	$11,072	1.92%	1.93%	(0.54)%	52%
For the year ended December 31, 2016	11.85	(0.09)		1.10	1.01	—	(0.17)	(0.17)	12.69	8.51	12,269	1.94	1.94	(0.81)	70
For the year ended December 31, 2015	12.54	(0.10)		(0.18)	(0.28)	—	(0.41)	(0.41)	11.85	(2.21)	15,022	1.94	1.94	(0.78)	89
For the year ended December 31, 2014	12.67	(0.05)		1.34	1.29	—	(1.42)	(1.42)	12.54	10.46	8,265	1.95	1.95	(0.39)	53
For the year ended December 31, 2013	10.25	(0.04)		4.38	4.34	(0.03)	(1.89)	(1.92)	12.67	43.08	5,533	1.97	1.97	(0.35)	70
Class I
For the year ended December 31, 2017	$13.40	0.07		2.65	2.72	(0.01)	—	(0.01)	$16.11	20.33%	$136,233	0.87%	0.88%	0.52%	52%
For the year ended December 31, 2016	12.39	0.03		1.16	1.19	(0.01)	(0.17)	(0.18)	13.40	9.62	93,192	0.90	0.90	0.24	70
For the year ended December 31, 2015	12.95	0.03		(0.18)	(0.15)	—	(0.41)	(0.41)	12.39	(1.14)	81,408	0.92	0.92	0.25	89
For the year ended December 31, 2014	12.97	0.09		1.38	1.47	(0.07)	(1.42)	(1.49)	12.95	11.57	31,999	0.95	0.95	0.64	53
For the year ended December 31, 2013	10.43	0.09		4.46	4.55	(0.12)	(1.89)	(2.01)	12.97	44.35	46,787	0.97	0.97	0.66	70
Class Y
For the year ended December 31, 2017	$13.42	0.09		2.65	2.74	(0.02)	—	(0.02)	$16.14	20.45%	$21,628	0.77%	0.78%	0.61%	52%
For the year ended December 31, 2016	12.41	0.04		1.17	1.21	(0.03)	(0.17)	(0.20)	13.42	9.72	18,456	0.80	0.80	0.36	70
For the year ended December 31, 2015	12.96	0.05		(0.19)	(0.14)	—	(0.41)	(0.41)	12.41	(1.06)	10,703	0.80	0.80	0.35	89
For the year ended December 31, 2014	12.99	0.10		1.39	1.49	(0.10)	(1.42)	(1.52)	12.96	11.74	8,746	0.80	0.80	0.76	53
For the year ended December 31, 2013	10.43	0.11		4.48	4.59	(0.14)	(1.89)	(2.03)	12.99	44.70	6,534	0.82	0.82	0.82	70
(A) Net Investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(B) Total returns shown exclude the effect of applicable sales charges.
(C) The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.
(D) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(E) Amount is less than $0.005.

70 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Long-Short Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000’s)	Ratio of Total Net Expenses to Average Net Assets(C)	Ratio of Total Gross Expenses to Average Net Assets(C)(D)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(E)
Class A
For the year ended December 31, 2017	$24.91	(0.05)		1.45	1.40	—	(0.55)	(0.55)	$25.76	5.65%	$358,395	1.95%	1.96%	(0.22)%		43%	(F)
For the year ended December 31, 2016	23.36	(0.09)		2.49	2.40	—	(0.85)	(0.85)	24.91	10.26	460,104	2.06	2.06	(0.20)		45
For the year ended December 31, 2015	23.87	(0.11)		(0.29)	(0.40)	—	(0.11)	(0.11)	23.36	(1.67)	569,218	1.89	1.89	(0.47)		81
For the year ended December 31, 2014	22.26	(0.08)		1.69	1.61	—	—	—	23.87	7.23	703,572	1.83	1.83	(0.33)		60
For the year ended December 31, 2013	18.15	(0.05)		4.21	4.16	(0.05)	—	(0.05)	22.26	22.92	858,112	1.83	1.83	(0.25)		30
Class C
For the year ended December 31, 2017	$22.51	(0.22)		1.30	1.08	—	(0.55)	(0.55)	$23.04	4.83%	$115,009	2.70%	2.71%	(0.97)%		43%	(F)
For the year ended December 31, 2016	21.34	(0.24)		2.26	2.02	—	(0.85)	(0.85)	22.51	9.45	145,313	2.81	2.81	(1.13)		45
For the year ended December 31, 2015	21.98	(0.27)		(0.26)	(0.53)	—	(0.11)	(0.11)	21.34	(2.40)	169,861	2.64	2.64	(1.22)		81
For the year ended December 31, 2014	20.65	(0.23)		1.56	1.33	—	—	—	21.98	6.44	170,278	2.58	2.58	(1.09)		60
For the year ended December 31, 2013	16.93	(0.19)		3.91	3.72	—	—	—	20.65	21.97	130,388	2.58	2.58	(0.99)		30
Class I
For the year ended December 31, 2017	$25.43	0.02		1.50	1.52	(0.01)	(0.55)	(0.56)	$26.39	5.99%	$4,032,586	1.65%	1.66%	0.09%		43%	(F)
For the year ended December 31, 2016	23.77	(0.02)		2.53	2.51	—	(0.85)	(0.85)	25.43	10.55	3,589,749	1.76	1.76	(0.09)		45
For the year ended December 31, 2015	24.22	(0.05)		(0.29)	(0.34)	—	(0.11)	(0.11)	23.77	(1.40)	3,382,697	1.62	1.62	(0.21)		81
For the year ended December 31, 2014	22.52	(0.02)		1.72	1.70	—	—	—	24.22	7.55	2,817,671	1.58	1.58	(0.09)		60
For the year ended December 31, 2013	18.35	—	(G)	4.26	4.26	(0.09)	—	(0.09)	22.52	23.19	1,859,054	1.58	1.58	—	(H)	30
Class Y
For the year ended December 31, 2017	$25.53	0.05		1.49	1.54	(0.03)	(0.55)	(0.58)	$26.49	6.07%	$260,735	1.55%	1.56%	0.19%		43%	(F)
For the year ended December 31, 2016	23.83	0.01		2.54	2.55	—	(0.85)	(0.85)	25.53	10.69	227,680	1.67	1.67	0.20		45
For the year ended December 31, 2015	24.25	(0.02)		(0.29)	(0.31)	—	(0.11)	(0.11)	23.83	(1.27)	290,928	1.50	1.50	(0.08)		81
For the year ended December 31, 2014	22.52	0.01		1.72	1.73	—	—	—	24.25	7.68	280,595	1.43	1.43	0.06		60
For the year ended December 31, 2013	18.35	0.04		4.25	4.29	(0.12)	—	(0.12)	22.52	23.39	168,835	1.43	1.43	0.18		30
(A) Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(B) Total returns shown exclude the effect of applicable sales charges.
(C) This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.37% for Class A, 2.12% for Class C, 1.07% for Class I and 0.97% for Class Y.
(D) The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.
(E) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(F) The portfolio turnover rate for 2017 would have been 32% if the absolute value of the securities sold short liability was included in the denominator of the calculation.
(G) Amount is less than $0.005.
(H) Amount is less than 0.005%.

DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM 71

Research Opportunities Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000’s)	Ratio of Total Expenses to Average Net Assets(C)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2017	$21.44	(0.12)		2.89	2.77	—		(0.65)	(0.65)	$23.56	12.98%	$10,533	1.84%	(0.52)%	83%	(E)
For the year ended December 31, 2016	19.70	(0.04)		1.94	1.90	—		(0.16)	(0.16)	21.44	9.64	4,162	2.10	(0.16)	67
For the year ended December 31, 2015	22.52	(0.06)		(1.14)	(1.20)	—		(1.62)	(1.62)	19.70	(5.29)	8,637	1.83	(0.27)	147
For the year ended December 31, 2014	22.82	(0.07)		1.62	1.55	(0.02)		(1.83)	(1.85)	22.52	6.96	9,492	1.74	(0.29)	57
For the year ended December 31, 2013	18.34	(0.10)		6.01	5.91	—		(1.43)	(1.43)	22.82	32.43	6,836	1.77	(0.45)	72
Class C
For the year ended December 31, 2017	$20.57	(0.28)		2.76	2.48	—		(0.65)	(0.65)	$22.40	12.12%	$2,810	2.59%	(1.31)%	83%	(E)
For the year ended December 31, 2016	19.06	(0.19)		1.86	1.67	—		(0.16)	(0.16)	20.57	8.76	2,986	2.85	(0.93)	67
For the year ended December 31, 2015	22.00	(0.21)		(1.11)	(1.32)	—		(1.62)	(1.62)	19.06	(5.96)	5,097	2.58	(0.96)	147
For the year ended December 31, 2014	22.49	(0.24)		1.58	1.34	—		(1.83)	(1.83)	22.00	6.17	668	2.49	(1.03)	57
For the year ended December 31, 2013	18.22	(0.26)		5.96	5.70	—		(1.43)	(1.43)	22.49	31.48	494	2.52	(1.19)	72
Class I
For the year ended December 31, 2017	$21.61	(0.06)		2.93	2.87	—		(0.65)	(0.65)	$23.83	13.34%	$35,021	1.54%	(0.23)%	83%	(E)
For the year ended December 31, 2016	19.81	0.02		1.94	1.96	—		(0.16)	(0.16)	21.61	9.89	27,588	1.80	0.05	67
For the year ended December 31, 2015	22.61	(0.01)		(1.13)	(1.14)	(0.04)		(1.62)	(1.66)	19.81	(5.00)	26,186	1.57	(0.03)	147
For the year ended December 31, 2014	22.90	(0.01)		1.62	1.61	(0.07)		(1.83)	(1.90)	22.61	7.21	49,920	1.49	(0.05)	57
For the year ended December 31, 2013	18.36	(0.04)		6.01	5.97	—	(F)	(1.43)	(1.43)	22.90	32.76	43,018	1.52	(0.17)	72
Class Y
For the year ended December 31, 2017	$21.63	(0.03)		2.93	2.90	—		(0.65)	(0.65)	$23.88	13.47%	$20,521	1.44%	(0.14)%	83%	(E)
For the year ended December 31, 2016	19.80	0.04		1.95	1.99	—		(0.16)	(0.16)	21.63	10.05	16,755	1.70	0.19	67
For the year ended December 31, 2015	22.64	0.02		(1.14)	(1.12)	(0.10)		(1.62)	(1.72)	19.80	(4.91)	15,285	1.44	0.10	147
For the year ended December 31, 2014	22.92	0.03		1.62	1.65	(0.10)		(1.83)	(1.93)	22.64	7.37	17,307	1.34	0.11	57
For the year ended December 31, 2013	18.36	—	(F)	6.02	6.02	(0.03)		(1.43)	(1.46)	22.92	32.99	15,468	1.37	0.02	72
(A) Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(B) Total returns shown exclude the effect of applicable sales charges.
(C) This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.44% for Class A, 2.19% for Class C, 1.14% for Class I and 1.04% for Class Y.
(D) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(E) The portfolio turnover rate for 2017 would have been 68% if the absolute value of the securities sold short liability was included in the denominator of the calculation.
(F) Amount is less than $0.005.

72 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Financial Long-Short Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Financial Long-Short Fund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(A)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000’s)	Ratio of Total Expenses to Average Net Assets(C)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2017	$22.11	(0.03)		2.59	2.56	—	—	—	$24.67	11.58%	$9,243	1.89%	(0.16)%	27%	(E)
For the year ended December 31, 2016	18.62	0.03		3.46	3.49	—	—	—	22.11	18.74	10,161	2.00	0.19	34
For the year ended December 31, 2015	19.61	—	(F)	(0.92)	(0.92)	(0.07)	—	(0.07)	18.62	(4.67)	10,760	1.85	0.02	63
For the year ended December 31, 2014	18.13	(0.02)		1.50	1.48	—	—	—	19.61	8.16	12,043	1.74	(0.10)	51
For the year ended December 31, 2013	13.24	(0.05)		4.94	4.89	—	—	—	18.13	36.93	17,852	1.70	(0.31)	66
Class C
For the year ended December 31, 2017	$20.35	(0.19)		2.38	2.19	—	—	—	$22.54	10.76%	$1,916	2.64%	(0.90)%	27%	(E)
For the year ended December 31, 2016	17.28	(0.10)		3.17	3.07	—	—	—	20.35	17.77	1,714	2.75	(0.56)	34
For the year ended December 31, 2015	18.26	(0.13)		(0.85)	(0.98)	—	—	—	17.28	(5.37)	1,845	2.60	(0.75)	63
For the year ended December 31, 2014	17.00	(0.15)		1.41	1.26	—	—	—	18.26	7.41	2,233	2.49	(0.86)	51
For the year ended December 31, 2013	12.51	(0.17)		4.66	4.49	—	—	—	17.00	35.89	2,958	2.45	(1.06)	66
Class I
For the year ended December 31, 2017	$22.14	0.04		2.60	2.64	(0.04)	—	(0.04)	$24.74	11.90%	$23,836	1.59%	0.16%	27%	(E)
For the year ended December 31, 2016	18.59	0.09		3.46	3.55	—	—	—	22.14	19.10	20,518	1.71	0.50	34
For the year ended December 31, 2015	19.57	0.05		(0.91)	(0.86)	(0.12)	—	(0.12)	18.59	(4.40)	14,812	1.58	0.24	63
For the year ended December 31, 2014	18.10	0.02		1.50	1.52	(0.05)	—	(0.05)	19.57	8.42	15,310	1.49	0.12	51
For the year ended December 31, 2013	13.18	(0.02)		4.94	4.92	—	—	—	18.10	37.33	10,817	1.45	(0.12)	66
(A) Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(B) Total returns shown exclude the effect of applicable sales charges.
(C) This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.44% for Class A, 2.19% for Class C and 1.14% for Class I.
(D) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(E) The portfolio turnover rate for 2017 would have been 23% if the absolute value of the securities sold short liability was included in the denominator of the calculation.
(F) Amount is less than $0.005.

DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM 73

Short Duration Total Return Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Short Duration Total Return Fund(A)	Net Asset Value, Beginning of Period	Net Investment Income(B)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value at End of Period	Total Return(C)	Net Assets at End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2017	$10.04	0.30	0.09	0.39	(0.31)	(0.01)	(0.32)	$10.11	3.97%	$20,511	0.83%	3.03%	82%
For the period ended December 31, 2016	10.00	0.09	0.03	0.12	(0.08)	—	(0.08)	10.04	1.19	222	0.83	1.12	19
Class I
For the year ended December 31, 2017	$10.03	0.33	0.10	0.43	(0.34)	(0.01)	(0.35)	$10.11	4.33%	$61,136	0.53%	3.29%	82%
For the period ended December 31, 2016	10.00	0.10	0.03	0.13	(0.10)	—	(0.10)	10.03	1.26	14,707	0.53	1.32	19
Class Y
For the year ended December 31, 2017	$10.03	0.34	0.10	0.44	(0.35)	(0.01)	(0.36)	$10.11	4.43%	$231,290	0.43%	3.33%	82%
For the period ended December 31, 2016	10.00	0.11	0.02	0.13	(0.10)	—	(0.10)	10.03	1.29	182,527	0.44	1.25	19
(A) Inception date of the fund is July 5, 2016. The fund commenced operations on July 5, 2016.
(B) Net investment income per share has been calculated using the average daily shares outstanding during the period.
(C) Total returns shown exclude the effect of applicable sales charges.
(D) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

74 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

Core Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Core Bond Fund(A)	Net Asset Value, Beginning of Period	Net Investment Income(B)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value at End of Period	Total Return(C)	Net Assets at End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2017	$9.70	0.21	0.16	0.37	(0.22)	—	(0.22)	$9.85	3.85%	$3,480	0.78%	2.10%	35%
For the period ended December 31, 2016	10.00	0.07	(0.28)	(0.21)	(0.09)	—	(0.09)	9.70	(2.28)	2,183	0.78	0.87	8
Class I
For the year ended December 31, 2017	$9.70	0.24	0.16	0.40	(0.25)	—	(0.25)	$9.85	4.17%	$9,604	0.48%	2.40%	35%
For the period ended December 31, 2016	10.00	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	9.70	(2.14)	8,033	0.49	1.02	8
Class Y
For the year ended December 31, 2017	$9.70	0.25	0.16	0.41	(0.26)	—	(0.26)	$9.85	4.22%	$30,740	0.38%	2.49%	35%
For the period ended December 31, 2016	10.00	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	9.70	(2.11)	29,468	0.39	1.00	8
(A) Inception date of the fund is July 5, 2016. The fund commenced operations on July 5, 2016.
(B) Net investment income per share has been calculated using the average daily shares outstanding during the period.
(C) Total returns shown exclude the effect of applicable sales charges.
(D) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM 75

Corporate Credit Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

Corporate Credit Fund	Net Asset Value, Beginning of Period	Net Investment Income(A)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000’s)	Ratio of Total Net Expenses to Average Net Assets	Ratio of Total Gross Expenses to Average Net Assets(C)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2017	$11.13	0.58	0.24		0.82	(0.58)	(0.05)	(0.63)	$11.32	7.56%	$64,204	0.92%	0.93%	5.07%	83%
For the year ended December 31, 2016	10.53	0.63	0.60		1.23	(0.62)	(0.01)	(0.63)	11.13	11.94	71,075	0.93	0.93	5.78	119
For the year ended December 31, 2015	10.94	0.58	(0.44)		0.14	(0.55)	—	(0.55)	10.53	1.19	44,354	0.95	0.95	5.24	48
For the year ended December 31, 2014	11.19	0.51	(0.28)		0.23	(0.48)	—	(0.48)	10.94	2.10	31,282	1.00	1.00	4.52	56
For the year ended December 31, 2013	11.18	0.56	—	(E)	0.56	(0.55)	—	(0.55)	11.19	5.13	39,801	1.02	1.02	5.00	60
Class C
For the year ended December 31, 2017	$11.09	0.49	0.25		0.74	(0.50)	(0.05)	(0.55)	$11.28	6.77%	$26,656	1.67%	1.68%	4.33%	83%
For the year ended December 31, 2016	10.51	0.54	0.60		1.14	(0.55)	(0.01)	(0.56)	11.09	11.06	29,607	1.68	1.68	4.98	119
For the year ended December 31, 2015	10.92	0.49	(0.43)		0.06	(0.47)	—	(0.47)	10.51	0.44	23,649	1.70	1.70	4.47	48
For the year ended December 31, 2014	11.17	0.42	(0.27)		0.15	(0.40)	—	(0.40)	10.92	1.37	24,088	1.75	1.75	3.80	56
For the year ended December 31, 2013	11.17	0.47	—	(E)	0.47	(0.47)	—	(0.47)	11.17	4.26	26,126	1.77	1.77	4.25	60
Class I
For the year ended December 31, 2017	$11.09	0.61	0.24		0.85	(0.61)	(0.05)	(0.66)	$11.28	7.87%	$536,203	0.62%	0.63%	5.39%	83%
For the year ended December 31, 2016	10.50	0.66	0.59		1.25	(0.65)	(0.01)	(0.66)	11.09	12.21	411,465	0.64	0.64	6.00	119
For the year ended December 31, 2015	10.91	0.60	(0.43)		0.17	(0.58)	—	(0.58)	10.50	1.49	247,522	0.75	0.75	5.51	48
For the year ended December 31, 2014	11.16	0.54	(0.27)		0.27	(0.52)	—	(0.52)	10.91	2.38	148,737	0.77	0.77	4.82	56
For the year ended December 31, 2013	11.16	0.58	—	(E)	0.58	(0.58)	—	(0.58)	11.16	5.30	117,009	0.77	0.77	5.24	60
Class Y
For the year ended December 31, 2017	$11.09	0.62	0.24		0.86	(0.63)	(0.05)	(0.68)	$11.27	7.89%	$25,309	0.52%	0.53%	5.49%	83%
For the year ended December 31, 2016	10.50	0.67	0.59		1.26	(0.66)	(0.01)	(0.67)	11.09	12.34	21,310	0.54	0.54	6.33	119
For the year ended December 31, 2015	10.91	0.62	(0.44)		0.18	(0.59)	—	(0.59)	10.50	1.60	18,013	0.56	0.56	5.62	48
For the year ended December 31, 2014	11.16	0.55	(0.27)		0.28	(0.53)	—	(0.53)	10.91	2.54	15,831	0.60	0.60	4.96	56
For the year ended December 31, 2013	11.15	0.60	—	(E)	0.60	(0.59)	—	(0.59)	11.16	5.55	3,927	0.62	0.62	5.35	60
(A) Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(B) Total returns shown exclude the effect of applicable sales charges.
(C) The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.
(D) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(E) Amount is less than $0.005.

76 DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM

High Yield Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated

High Yield Fund(A)	Net Asset Value, Beginning of Period	Net Investment Income(B)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value at End of Period	Total Return(C)	Net Assets at End of Period (000’s)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate(D)
Class A
For the year ended December 31, 2017	$10.65	0.65	0.38	1.03	(0.65)	(0.26)	(0.91)	$10.77	9.96%	$296	0.99%	5.89%	137%
For the year ended December 31, 2016	10.14	0.70	0.71	1.41	(0.66)	(0.24)	(0.90)	10.65	14.29	185	0.99	6.51	123
Class I
For the year ended December 31, 2017	$10.65	0.68	0.39	1.07	(0.68)	(0.26)	(0.94)	$10.78	10.36%	$14,185	0.69%	6.23%	137%
For the year ended December 31, 2016	10.14	0.73	0.71	1.44	(0.69)	(0.24)	(0.93)	10.65	14.62	23,989	0.70	6.80	123
Class Y
For the year ended December 31, 2017	$10.65	0.69	0.40	1.09	(0.70)	(0.26)	(0.96)	$10.78	10.48%	$16,623	0.59%	6.28%	137%
For the year ended December 31, 2016	10.14	0.74	0.71	1.45	(0.70)	(0.24)	(0.94)	10.65	14.73	7,752	0.60	7.07	123
(A) Inception date of the fund is December 31, 2015. The fund commenced public offering and operations on January 4, 2016.
(B) Net investment income per share has been calculated using the average daily shares outstanding during the period.
(C) Total returns shown exclude the effect of applicable sales charges.
(D) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

DIAMOND HILL FUNDS | PROSPECTUS | FEBRUARY 28, 2018 | DIAMOND-HILL.COM 77

Investment Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215
Custodian
State Street Bank and Trust Company
200 Clarendon Street
16th Floor
Boston, MA 02116
Independent Registered Public Accounting Firm
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
For Additional Information, call
Diamond Hill Funds
Toll Free 888-226-5595

To Learn More
Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on fund policies and operations. Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. The funds’ annual report contains management’s discussion of market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year.
Call the funds at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business to request free copies of the SAI and the funds’ annual and semi-annual reports, to request other information about the funds and to make shareholder inquiries. On days when the NYSE closes early, the call center hours will be reduced accordingly.
The funds’ SAI, annual and semi-annual reports to shareholders are also available, free of charge, on the funds’ Internet site at www.diamond-hill.com.
You may review and copy information about the funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about the funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1090.
Investment Company Act #811-8061
STATPRO 022818

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 497(c) under the Securities Act and has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on May 11, 2018.

DIAMOND HILL FUNDS

By:	/s/ Gary R. Young
Gary R. Young
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Gary R. Young	President	May 11, 2018
Gary R. Young

/s/ Julie A. Roach	Treasurer	May 11, 2018
Julie A. Roach

Elizabeth P. Kessler*	Trustee	May 11, 2018
Elizabeth P. Kessler

D’Ray Moore Rice*	Trustee	May 11, 2018
D’Ray Moore Rice

Peter E. Sundman*	Trustee	May 11, 2018
Peter E. Sundman

Tamara L. Fagely*	Trustee	May 11, 2018
Tamara L. Fagely

*By:	/s/ Gary R. Young
Gary R. Young
Executed by Gary R. Young
on behalf of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase